BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class
C, (3-mo. LIBOR USD at 2.05% Floor +
2.05%), 7.31%, 04/15/34
(a)(b)
......... USD 500 $ 475,605
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.16%, 01/21/35
(a)(b)
......... 1,000 965,601
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.30%,
04/20/32 .................... 500 484,294
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
04/20/32 .................... 500 472,644
Series 2020-1A, Class AR, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.42%,
04/15/34 .................... 4,000 3,950,794
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.26%,
04/15/34 .................... 900 854,220
Series 2021-1A, Class E, (3-mo. CME Term
SOFR at 6.86% Floor + 6.86%), 11.93%,
04/22/34 .................... 2,000 1,899,198
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.00%,
07/20/34 .................... 4,700 4,578,371
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.30%,
07/20/34 .................... 500 458,912
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.26%,
10/17/34 .................... 1,000 962,601
Series 2015-AA, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.31%,
10/17/34 .................... 1,000 949,241
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. LIBOR USD at 2.90% Floor +
2.90%), 8.15%, 04/20/34
(a)(b)
......... 865 806,190
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class D, (3-mo. LIBOR USD at 2.60%
Floor + 2.60%), 7.87%, 01/28/31
(a)(b)
.... 250 228,922
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (3-mo. LIBOR USD at 5.50% Floor
+ 5.50%), 10.74%, 04/13/31
(a)(b)
....... 1,000 855,521
Apidos CLO XXXI, Series 2019-31A, Class
A1R, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 04/15/31
(a)(b)
......... 3,000 2,967,487
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (3-mo. LIBOR USD at 2.65% Floor +
2.65%), 7.92%, 04/24/31
(a)(b)
......... 500 489,521
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 500 173,550
Atrium XIV LLC, Series 14A, Class C, (3-mo.
LIBOR USD at 1.95% Floor + 1.95%),
7.21%, 08/23/30
(a)(b)
............... 250 242,022
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD at 2.10%
Floor + 2.10%), 7.36%, 10/17/32
(a)(b)
.... 1,000 949,287
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.05%, 08/19/38
(a)(b)
............... 970 962,725
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 5.43%,
04/25/34
(a)
..................... 49 47,526
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (3-mo. LIBOR USD at
1.35% Floor + 1.35%), 6.61%, 01/15/33
(a)(b)
USD 700 $ 694,568
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 6.43%, 10/15/34
(a)(b)
3,500 3,442,669
Bethpage Park CLO Ltd., Series 2021-1A,
Class A, (3-mo. LIBOR USD at 1.13% Floor
+ 1.13%), 6.39%, 01/15/35
(a)(b)
........ 3,000 2,929,977
Buckhorn Park CLO Ltd., Series 2019-1A,
Class AR, (3-mo. LIBOR USD at 1.12%
Floor + 1.12%), 6.38%, 07/18/34
(a)(b)
.... 2,115 2,067,792
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
07/15/31 .................... 500 484,886
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.16%,
07/15/31 .................... 1,000 940,341
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.41%,
07/15/34 .................... 500 460,186
Series 2020-3A, Class C, (3-mo. LIBOR
USD at 2.50% Floor + 2.50%), 7.76%,
01/15/34 .................... 500 480,735
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 6.43%,
10/15/34 .................... 3,000 2,933,905
Carlyle US CLO Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 6.40%, 04/15/34
(a)(b)
......... 3,000 2,937,007
CarVal CLO I Ltd., Series 2018-1A, Class
D, (3-mo. LIBOR USD + 2.89%), 8.15%,
07/16/31
(a)(b)
.................... 1,000 933,012
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD + 3.70%), 8.95%,
04/20/29
(a)(b)
.................... 250 236,203
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 1,000 405,000
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.09%,
04/27/31 .................... 500 472,212
Series 2014-5A, Class DR2, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.66%,
10/17/31 .................... 500 459,858
Series 2015-3A, Class CR, (3-mo. LIBOR
USD + 1.65%), 6.91%, 04/19/29 .... 250 240,292
Series 2017-1A, Class D, (3-mo. LIBOR
USD + 3.50%), 8.76%, 04/23/29 .... 500 482,833
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.01%,
01/15/35 .................... 3,000 2,903,242
Series 2020-4A, Class A, (3-mo. LIBOR
USD at 1.32% Floor + 1.32%), 6.58%,
01/15/34 .................... 3,000 2,985,928
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.06%,
04/25/33 .................... 3,500 3,359,423
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
07/15/33 .................... 2,935 2,852,270
Series 2021-6A, Class A, (3-mo. LIBOR
USD at 1.40% Floor + 1.14%), 6.40%,
10/15/34 .................... 1,750 1,729,672

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (3-mo. LIBOR USD at 3.75% Floor +
3.75%), 9.01%, 01/16/32
(a)(b)
......... USD 250 $ 235,794
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (3-mo. LIBOR USD at 6.60% Floor +
6.60%), 11.86%, 04/15/34
(a)(b)
......... 350 312,023
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 04/20/34
(a)(b)
......... 3,000 2,945,595
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.65%, 01/17/34
(a)(b)
......... 2,750 2,721,795
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.20%,
10/20/34 .................... 1,500 1,426,170
Series 2021-4A, Class E, (3-mo. LIBOR
USD at 6.00% Floor + 6.00%), 11.25%,
10/20/34 .................... 1,250 1,164,137
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.95%, 01/20/35
(a)(b)
......... 2,000 1,942,445
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.52%,
06/25/36 .................... 1,750 1,523,674
Series 2006-FF13, Class A1, (1-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.26%,
10/25/36 .................... 50 33,281
Series 2006-FF13, Class A2C, (1-mo.
LIBOR USD at 0.32% Floor + 0.32%),
5.34%, 10/25/36 ............... 30 19,705
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 6.37%, 07/19/34
(a)(b)
......... 3,875 3,801,976
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.82%, 10/19/39
(a)(b)
......... 1,500 1,492,878
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
B, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.61%, 11/22/31
(a)(b)
......... 2,500 2,439,810
Generate CLO 3 Ltd., Series 3A, Class DR,
(3-mo. LIBOR USD + 3.60%), 8.85%,
10/20/29
(a)(b)
.................... 500 483,748
Generate CLO 7 Ltd., Series 7A, Class A1, (3-
mo. LIBOR USD at 1.37% Floor + 1.37%),
6.64%, 01/22/33
(a)(b)
............... 1,000 982,918
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 8.28%,
04/25/36
(a)(b)
.................... 2,000 1,997,669
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. LIBOR USD + 2.50%),
7.76%, 04/15/31
(a)(b)
............... 650 595,617
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 7.26%, 01/27/31
(a)(b)
......... 500 482,157
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo. LIBOR
USD at 0.70% Floor + 0.70%), 5.72%,
12/25/35 .................... 30 12,786
Series 2006-5, Class 1A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.38%,
03/25/36 .................... 56 17,695
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAMP Trust, Series 2006-FM3, Class A1, (1-
mo. LIBOR USD at 0.14% Floor + 0.14%),
5.16%, 11/25/36
(a)
................ USD 104 $ 48,663
Gulf Stream Meridian Ltd., Series 2021-6A,
Class A1, (3-mo. LIBOR USD at 1.19%
Floor + 1.19%), 6.45%, 01/15/37
(a)(b)
.... 2,300 2,253,596
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.10%,
04/20/35 .................... 750 692,707
Series 2022-1A, Class E, (3-mo. CME Term
SOFR at 6.30% Floor + 6.30%), 11.35%,
04/20/35 .................... 500 460,034
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 6.05%, 01/17/38
(a)(b)
........ 249 248,853
Jay Park CLO Ltd., Series 2016-1A, Class
CR, (3-mo. LIBOR USD at 2.65% Floor +
2.65%), 7.90%, 10/20/27
(a)(b)
......... 250 241,285
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (1-mo. LIBOR USD at 0.30%
Floor + 0.30%), 5.32%, 05/25/36
(a)
..... 353 200,009
Lucali CLO Ltd., Series 2020-1A, Class D, (3-
mo. LIBOR USD at 3.60% Floor + 3.60%),
8.86%, 01/15/33
(a)(b)
............... 500 469,612
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (3-mo. LIBOR USD +
1.90%), 7.17%, 04/19/30
(a)(b)
......... 500 485,092
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. LIBOR USD + 2.60%),
7.85%, 04/20/30
(a)(b)
............... 500 471,881
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 8.09%,
10/15/32
(a)(b)
.................... 1,000 946,578
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. LIBOR USD at
0.28% Floor + 0.28%), 5.30%, 05/25/37
(a)
650 503,470
MF1 Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.08% Floor + 1.08%),
6.04%, 10/16/36
(a)(b)
............... 523 506,656
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. LIBOR USD +
3.00%), 8.26%, 10/21/30
(a)(b)
......... 250 231,785
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 7.91%,
10/18/30
(a)(b)
.................... 1,000 936,787
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. LIBOR
USD + 2.60%), 7.86%, 01/15/30
(a)(b)
.... 500 470,323
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A,  (3-mo. CME Term SOFR
at 1.75% Floor + 1.75%), 6.80%, 01/20/35
(a)
(b)
........................... 4,000 3,890,168
Neuberger Berman Loan Advisers CLO 38 Ltd.,
Series 2020-38A,  (3-mo. LIBOR USD at
1.14% Floor + 1.14%), 6.39%, 10/20/35
(a)(b)
1,900 1,862,640
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (3-mo. LIBOR
USD at 6.00% Floor + 6.00%), 11.26%,
10/16/34
(a)(b)
.................... 2,000 1,862,685
Oaktree CLO Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.42%, 07/15/34
(a)(b)
......... 1,875 1,829,756

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
... USD 156 $ 149,221
OCP CLO Ltd., Series 2015-10A, Class ER2,
(3-mo. LIBOR USD at 6.50% Floor +
6.50%), 11.77%, 01/26/34
(a)(b)
......... 1,000 882,437
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (3-mo. LIBOR USD +
2.75%), 8.00%, 01/20/31
(a)(b)
......... 500 440,023
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (3-mo. LIBOR USD at
3.20% Floor + 3.20%), 8.46%, 10/15/33
(a)(b)
1,000 937,305
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. LIBOR USD at
1.85% Floor + 1.85%), 7.11%, 07/17/30
(a)(b)
250 236,638
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class BR, (3-mo. LIBOR USD at 1.65%
Floor + 1.65%), 6.90%, 07/02/35
(a)(b)
.... 4,000 3,883,374
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (3-mo. LIBOR USD at 1.17%
Floor + 1.17%), 6.43%, 04/18/33
(a)(b)
.... 500 492,873
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. LIBOR USD at 2.90%
Floor + 2.90%), 7.82%, 02/20/34
(a)(b)
.... 1,000 952,104
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
10/17/31 .................... 800 770,964
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.77%,
05/21/34 .................... 500 466,464
Series 2015-2A, Class BR2, (3-mo. LIBOR
USD + 1.95%), 7.20%, 07/20/30 .... 750 719,640
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.87%,
11/14/34 .................... 500 479,660
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 6.43%,
10/15/34 .................... 3,000 2,974,628
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.21%,
10/15/34 .................... 3,000 2,861,634
Series 2021-4A, Class E, (3-mo. LIBOR
USD at 6.05% Floor + 6.05%), 11.31%,
10/15/34 .................... 3,000 2,801,393
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.10%,
04/20/35 .................... 1,500 1,424,149
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.10%,
04/20/35 .................... 1,000 950,883
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.16%, 08/19/35
(a)(b)
............... 2,750 2,732,813
PPM CLO 4 Ltd., Series 2020-4A, Class AR, (3-
mo. LIBOR USD at 1.19% Floor + 1.19%),
6.45%, 10/18/34
(a)(b)
............... 1,000 977,752
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 2,000 1,798,306
Rad CLO 12 Ltd., Series 2021-12A, Class
D, (3-mo. LIBOR USD at 3.05% Floor +
3.05%), 7.85%, 10/30/34
(a)(b)
......... 1,500 1,380,270
Rad CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 8.26%, 01/15/35
(a)(b)
......... 1,000 899,157
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.53%,
10/25/39
(a)(b)
.................... USD 2,496 $ 2,474,553
Regatta Funding LP, Series 2013-2A, Class
CR2, (3-mo. LIBOR USD + 3.70%), 8.96%,
01/15/29
(a)(b)
.................... 500 485,761
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.40%, 04/20/34
(a)(b)
......... 250 242,445
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. LIBOR USD + 2.10%),
7.36%, 07/15/31
(a)(b)
............... 500 486,853
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
10/25/31 .................... 285 279,326
Series 2018-4A, Class C, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.56%,
10/25/31 .................... 250 237,596
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (3-mo. LIBOR USD at 3.90% Floor
+ 3.90%), 9.16%, 01/15/33
(a)(b)
........ 500 480,584
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. LIBOR USD at 3.05% Floor
+ 3.05%), 8.30%, 01/20/35
(a)(b)
........ 1,000 954,897
Rockford Tower CLO Ltd.
(a)(b)
Series 2018-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.45%,
10/20/31 .................... 300 287,839
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.35%,
04/20/34 .................... 1,000 886,347
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (3-mo. LIBOR USD at 3.20% Floor +
3.20%), 8.47%, 10/26/34
(a)(b)
......... 1,000 879,684
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 6.80%, 04/30/32
(a)(b)
......... 500 488,103
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (3-mo. LIBOR USD at 3.35% Floor +
3.35%), 8.60%, 07/20/30
(a)(b)
......... 500 480,370
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (3-mo. LIBOR USD at 1.32%
Floor + 1.32%), 6.57%, 10/20/32
(a)(b)
.... 1,000 992,491
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (3-mo. LIBOR USD + 1.75%),
7.01%, 04/16/31
(a)(b)
............... 500 481,178
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.20%, 04/20/34
(a)(b)
......... 500 479,806
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. LIBOR USD at 2.75% Floor +
2.75%), 7.55%, 01/29/32
(a)(b)
......... 1,000 949,800
TICP CLO V Ltd., Series 2016-5A, Class
DR, (3-mo. LIBOR USD + 3.15%), 8.41%,
07/17/31
(a)(b)
.................... 500 481,653
TICP CLO VI Ltd., Series 2016-6A, Class
AR2, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.38%, 01/15/34
(a)(b)
......... 4,000 3,930,032
TICP CLO VII Ltd., Series 2017-7A, Class
CR, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.41%, 04/15/33
(a)(b)
......... 500 484,017
TICP CLO XI Ltd., Series 2018-11A, Class
D, (3-mo. LIBOR USD at 3.05% Floor +
3.05%), 8.30%, 10/20/31
(a)(b)
......... 300 293,601

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Upland CLO Ltd., Series 2016-1A, Class
CR, (3-mo. LIBOR USD + 2.90%), 8.15%,
04/20/31
(a)(b)
.................... USD 500 $ 459,626
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.15%, 01/20/35
(a)(b)
........ 1,000 918,120
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.49%, 10/24/34
(a)(b)
......... 2,500 2,443,770
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.48%, 10/15/34
(a)(b)
......... 1,000 976,782
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor
+ 5.15%), 9.93%, 04/20/36
(a)(b)
........ 1,000 999,314
Total Asset-Backed Securities — 13.0%
(Cost: $157,712,440) ............................. 153,216,932
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
Airbus SE ........................ 2,421 339,024
BAE Systems plc ................... 28,154 358,681
L3Harris Technologies, Inc. ............ 7,210 1,407,032
Raytheon Technologies Corp. .......... 9,290 928,071
3,032,808
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B
(c)
..... 125 22,476
United Parcel Service, Inc., Class B ...... 7,593 1,365,298
1, 387 , 774
Automobile Components — 0.1%
Lear Corp. ....................... 7,122 909,194
Automobiles — 0.1%
Astra International Tbk. PT ............ 1,386,200 639,411
General Motors Co. ................. 29,140 962,785
1,602,196
Banks — 1.5%
Absa Group Ltd. ................... 65,828 640,360
Abu Dhabi Commercial Bank PJSC ...... 201,503 484,141
Axis Bank Ltd. ..................... 90,013 950,169
Bank of China Ltd., Class H ............ 3,066,000 1,224,432
Bank Rakyat Indonesia Persero Tbk. PT ... 4,663,594 1,625,166
Citigroup, Inc. ..................... 34,864 1,641,048
Citizens Financial Group, Inc. .......... 51,106 1,581,220
Commercial International Bank Egypt SAE .. 150,722 261,364
DBS Group Holdings Ltd. ............. 40,300 995,812
First Citizens BancShares, Inc., Class A .... 963 969,914
Grupo Financiero Banorte SAB de CV, Class O 174,973 1,516,410
HDFC Bank Ltd. ................... 54,563 1,128,102
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 1,426,000 767,194
M&T Bank Corp. ................... 8,003 1,006,777
OTP Bank Nyrt. .................... 20,214 615,980
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 121,736 941,269
Sberbank of Russia PJSC
(c)(d)
........... 98,136 12
TCS Group Holding plc, GDR
(c)(d)(e)
....... 8,849 88
Wells Fargo & Co. .................. 49,074 1,950,692
18,300,150
Security
Shares
Shares Value
Beverages — 0.4%
Ambev SA
(c)
...................... 275,667 $ 779,282
Diageo plc ....................... 41,234 1,880,935
Kweichow Moutai Co. Ltd., Class A ....... 3,156 803,524
Molson Coors Beverage Co., Class B ..... 4,900 291,452
Wuliangye Yibin Co. Ltd., Class A ........ 29,649 724,497
4,479,690
Biotechnology — 0.2%
AbbVie, Inc. ...................... 12,112 1,830,365
Broadline Retail — 0.2%
(c)
Alibaba Group Holding Ltd. ............ 89,000 941,053
Alibaba Group Holding Ltd., ADR ........ 4,792 405,834
Prosus NV ....................... 14,254 1,066,677
2,413,564
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao ............ 453,003 1,058,079
Carlyle Group, Inc. (The) .............. 23,420 710,329
FactSet Research Systems, Inc. ......... 589 242,485
GF Securities Co. Ltd., Class H ......... 435,000 624,681
Intercontinental Exchange, Inc. ......... 13,565 1,477,635
Invesco Ltd. ...................... 14,478 248,008
MSCI, Inc. ....................... 442 213,243
Raymond James Financial, Inc. ......... 8,030 726,956
State Street Corp.
(c)
................. 279 20,161
State Street Corp. .................. 2,894 209,120
5,530,697
Chemicals — 0.3%
Air Liquide SA ..................... 6,962 1,252,396
Hansol Chemical Co. Ltd.
(c)
............ 3,747 624,557
International Flavors & Fragrances, Inc. .... 15,364 1,489,693
PPG Industries, Inc. ................. 4,034 565,809
3,932,455
Commercial Services & Supplies — 0.0%
Cintas Corp.
(c)
..................... 89 40,563
Republic Services, Inc. ............... 1,609 232,694
Waste Management, Inc. .............. 1,537 255,219
528,476
Communications Equipment — 0.2%
Accton Technology Corp. ............. 63,000 615,441
Cisco Systems, Inc. ................. 26,017 1,229,303
Nokia OYJ, ADR ................... 69,097 289,517
2,134,261
Consumer Finance — 0.2%
American Express Co. ............... 6,430 1,037,416
Capital One Financial Corp. ............ 2,377 231,282
Capital One Financial Corp.
(c)
........... 146 14,206
Kaspi.KZ JSC, GDR
(e)
................ 9,580 791,596
Synchrony Financial ................. 23,066 680,678
2,755,178
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. .............. 614 308,977
Dollar General Corp. ................ 4,511 999,006
Fix Price Group plc, GDR
(b)(c)(d)(e)
......... 149,893 18
Sendas Distribuidora SA
(c)
............. 156,032 380,398
Wal-Mart de Mexico SAB de CV ......... 369,447 1,489,131
Walmart, Inc. ...................... 2,022 305,261
X5 Retail Group NV, GDR
(c)(d)(e)
.......... 21,432 214
3,483,005
Containers & Packaging — 0.2%
Amcor plc
(c)
....................... 2,824 30,979
Avery Dennison Corp. ................ 1,325 231,186

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Containers & Packaging (continued)
Ball Corp. ........................ 4,336 $ 230,589
Packaging Corp. of America ........... 1,598 216,146
Sealed Air Corp. ................... 30,351 1,456,544
Sealed Air Corp.
(c)
.................. 1,513 72,609
WestRock Co. ..................... 2,785 83,355
2,321,408
Diversified REITs — 0.2%
Cromwell European REIT
(e)
............ 460,703 781,779
Fibra Uno Administracion SA de CV ...... 496,006 684,441
LXI REIT plc
(e)
..................... 834,320 1,106,633
2,572,853
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 26,817 473,856
Cellnex Telecom SA
(b)(e)
............... 46,361 1,951,983
Koninklijke KPN NV ................. 346,912 1,265,148
TELUS Corp. ..................... 86,807 1,840,128
Verizon Communications, Inc.
(c)
......... 1,409 54,711
Verizon Communications, Inc. .......... 33,572 1,303,601
6,889,427
Electric Utilities — 1.0%
Alliant Energy Corp. ................. 15,054 830,078
American Electric Power Co., Inc. ........ 4,027 372,175
CLP Holdings Ltd. .................. 64,000 476,527
Duke Energy Corp. ................. 14,781 1,461,545
Edison International ................. 3,060 225,216
EDP - Energias de Portugal SA ......... 196,511 1,082,776
Entergy Corp. ..................... 8,157 877,530
Eversource Energy ................. 11,683 906,718
Eversource Energy
(c)
................ 230 17,850
Exelon Corp. ...................... 24,586 1,043,430
NextEra Energy, Inc. ................ 17,734 1,358,956
PG&E Corp.
(c)
..................... 75,020 1,283,592
Southern Co. (The) ................. 16,547 1,217,032
Terna - Rete Elettrica Nazionale ......... 54,086 468,154
11,621,579
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A ............. 3,050 230,184
CDW Corp. ....................... 1,241 210,461
Delta Electronics, Inc. ................ 55,000 538,778
Maxscend Microelectronics Co. Ltd., Class A 30,420 447,169
Samsung SDI Co. Ltd. ............... 844 438,012
TE Connectivity Ltd. ................. 8,469 1,036,352
2,900,956
Energy Equipment & Services — 0.2%
Baker Hughes Co.
(c)
................. 710 20,761
Baker Hughes Co., Class A ............ 53,239 1,556,708
Halliburton Co. .................... 6,642 217,525
Schlumberger NV .................. 5,028 248,132
2,043,126
Entertainment — 0.1%
Walt Disney Co. (The)
(c)
.............. 15,275 1,565,687
Financial Services — 0.2%
Apollo Global Management, Inc. ......... 4,542 287,917
Equitable Holdings, Inc. .............. 23,497 610,687
Fidelity National Information Services, Inc. .. 25,164 1,477,630
Visa, Inc., Class A .................. 1,430 332,804
2,709,038
Food Products — 0.4%
China Mengniu Dairy Co. Ltd.
(c)
......... 202,000 815,388
Danone SA ....................... 4,685 310,070
Security
Shares
Shares Value
Food Products (continued)
Kraft Heinz Co. (The) ................ 39,555 $ 1,553,325
Mondelez International, Inc., Class A ...... 20,957 1,607,821
4,286,604
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 54,500 747,282
Kunlun Energy Co. Ltd. ............... 752,000 697,110
Tokyo Gas Co. Ltd. ................. 13,500 276,521
1,720,913
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd.
(c)
...... 7,613 600,140
CSX Corp. ....................... 18,792 575,787
Norfolk Southern Corp. ............... 2,042 414,587
Union Pacific Corp. ................. 1,620 317,034
West Japan Railway Co. .............. 3,700 160,364
2,067,912
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc. .............. 38,580 1,839,494
EssilorLuxottica SA ................. 8,388 1,660,657
Koninklijke Philips NV ................ 30,677 647,653
Medtronic plc ..................... 37,545 3,414,718
ResMed, Inc. ..................... 1,103 265,779
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 13,700 618,032
Zimmer Biomet Holdings, Inc. .......... 8,236 1,140,192
9,586,525
Health Care Providers & Services — 0.7%
AmerisourceBergen Corp. ............. 1,478 246,604
Cardinal Health, Inc. ................. 15,079 1,237,986
Cigna Group (The) .................. 3,278 830,285
Elevance Health, Inc. ................ 1,355 635,021
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
939,827 514,401
HCA Healthcare, Inc. ................ 976 280,434
Humana, Inc.
(c)
.................... 24 12,732
Humana, Inc. ..................... 537 284,873
Laboratory Corp. of America Holdings ..... 7,013 1,589,917
McKesson Corp. ................... 680 247,683
UnitedHealth Group, Inc. .............. 3,764 1,852,227
Universal Health Services, Inc., Class B
(c)
.. 155 23,304
Universal Health Services, Inc., Class B ... 1,672 251,385
8,006,852
Health Care REITs — 0.9%
Assura plc ....................... 3,886,714 2,486,276
Community Healthcare Trust, Inc. ........ 18,557 664,155
Healthpeak Properties, Inc. ............ 62,890 1,381,693
Omega Healthcare Investors, Inc. ........ 65,092 1,741,862
Physicians Realty Trust ............... 130,607 1,883,353
Target Healthcare REIT plc ............ 1,302,681 1,263,875
Welltower, Inc. ..................... 18,718 1,482,840
10,904,054
Hotels, Restaurants & Leisure — 0.2%
Domino's Pizza, Inc.
(c)
................ 240 76,193
OPAP SA, Class R .................. 43,932 749,160
Sands China Ltd.
(c)
.................. 273,200 978,444
Yum China Holdings, Inc. ............. 16,484 1,008,491
2,812,288
Household Durables — 0.4%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 292,479 905,971
JS Global Lifestyle Co. Ltd.
(b)(e)
.......... 523,500 464,121
Newell Brands, Inc. ................. 45,709 555,364
Sony Group Corp., ADR
(c)
............. 6,810 610,653

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Household Durables (continued)
Taylor Wimpey plc .................. 1,031,310 $ 1,664,398
4,200,507
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 33,044 2,670,280
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc., Class A ................ 4,912 143,207
Industrial Conglomerates — 0.0%
Siemens AG (Registered) ............. 1,871 308,401
Industrial REITs — 0.9%
ESR Kendall Square REIT Co. Ltd. ....... 434,799 1,224,032
Goodman Group ................... 150,243 1,936,878
LondonMetric Property plc ............. 425,051 1,030,855
Prologis, Inc. ...................... 23,691 2,967,298
Rexford Industrial Realty, Inc. .......... 32,284 1,800,478
Warehouses De Pauw CVA ............ 45,408 1,357,776
10,317,317
Insurance — 0.8%
American International Group, Inc. ....... 20,693 1,097,557
Assurant, Inc. ..................... 9,144 1,125,901
Brown & Brown, Inc.
(c)
................ 217 13,972
Brown & Brown, Inc. ................. 410 26,400
Fidelity National Financial, Inc., Class A .... 37,829 1,342,551
Globe Life, Inc. .................... 2,050 222,466
Prudential plc ..................... 165,391 2,530,654
Travelers Cos., Inc. (The) ............. 1,383 250,517
Willis Towers Watson plc .............. 3,413 790,451
Zurich Insurance Group AG ............ 3,233 1,567,851
8,968,320
Interactive Media & Services — 0.1%
Alphabet, Inc., Class C
(c)
.............. 2,706 292,843
Meta Platforms, Inc., Class A
(c)
.......... 941 226,141
Tencent Holdings Ltd. ................ 4,500 199,873
718,857
IT Services — 0.7%
Accenture plc, Class A ............... 7,461 2,091,244
Cognizant Technology Solutions Corp., Class A 32,416 1,935,560
NEXTDC Ltd.
(c)
.................... 228,012 1,749,663
SUNeVision Holdings Ltd. ............. 2,094,000 1,189,785
Tata Consultancy Services Ltd. ......... 26,152 1,033,963
8,000,215
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. ............. 1,819 246,347
Lonza Group AG (Registered) .......... 2,448 1,526,672
1,773,019
Machinery — 0.4%
Epiroc AB, Class A .................. 38,816 777,604
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 138,400 523,158
Komatsu Ltd. ..................... 65,400 1,626,490
Otis Worldwide Corp. ................ 18,878 1,610,293
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 78,700 703,382
Xylem, Inc.
(c)
...................... 398 41,328
Xylem, Inc. ....................... 89 9,242
5,291,497
Security
Shares
Shares Value
Media — 0.2%
Comcast Corp., Class A .............. 34,442 $ 1,424,866
Fox Corp., Class A .................. 13,751 457,358
1,882,224
Metals & Mining — 0.2%
Barrick Gold Corp. .................. 30,047 572,095
Gold Fields Ltd. .................... 39,891 621,635
Gold Fields Ltd., ADR ................ 9,065 141,051
Zijin Mining Group Co. Ltd., Class H ...... 500,000 846,528
2,181,309
Multi-Utilities — 0.6%
Ameren Corp. ..................... 5,153 458,463
CenterPoint Energy, Inc. .............. 15,949 485,966
CMS Energy Corp. .................. 14,007 872,076
Consolidated Edison, Inc. ............. 645 63,513
Dominion Energy, Inc. ................ 13,716 783,732
DTE Energy Co. ................... 5,939 667,603
National Grid plc ................... 71,483 1,024,918
NiSource, Inc. ..................... 21,322 606,824
Public Service Enterprise Group, Inc. ..... 13,316 841,571
Sempra Energy .................... 9,431 1,466,426
7,271,092
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc. ...... 21,409 2,658,569
Boston Properties, Inc. ............... 25,144 1,341,684
Covivio SA ....................... 17,757 1,009,644
SL Green Realty Corp. ............... 35,355 836,853
5,846,750
Oil, Gas & Consumable Fuels — 1.2%
BP plc .......................... 239,735 1,608,381
Cheniere Energy, Inc. ................ 4,279 654,687
Chevron Corp. ..................... 3,749 632,006
China Petroleum & Chemical Corp., Class A . 1,253,964 1,217,312
ConocoPhillips .................... 4,706 484,200
DT Midstream, Inc. .................. 6,328 311,781
Ecopetrol SA, ADR .................. 38,016 369,516
Enbridge, Inc. ..................... 26,220 1,042,530
EQT Corp. ....................... 13,960 486,366
Exxon Mobil Corp.
(c)
................. 2,572 304,370
Kosmos Energy Ltd.
(c)
................ 72,932 466,765
LUKOIL PJSC
(d)
.................... 44,196 6
MOL Hungarian Oil & Gas plc .......... 90,723 735,696
Novatek PJSC
(d)
................... 80 —
Pembina Pipeline Corp. .............. 15,271 502,703
Petroleo Brasileiro SA, ADR ........... 13,615 144,591
Petronet LNG Ltd. .................. 283,808 824,310
Shell plc ......................... 61,195 1,884,937
Targa Resources Corp. ............... 8,977 678,033
Williams Cos., Inc. (The) .............. 41,402 1,252,825
13,601,015
Passenger Airlines — 0.1%
(c)
Copa Holdings SA, Class A ............ 7,937 716,870
InterGlobe Aviation Ltd.
(b)(e)
............ 31,314 775,889
1,492,759
Personal Care Products — 0.1%
Godrej Consumer Products Ltd.
(c)
........ 52,623 584,727
Unilever plc, ADR .................. 18,237 1,012,701
1,597,428
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 20,741 3,052,307
Bayer AG (Registered) ............... 15,781 1,041,487
Eli Lilly & Co. ..................... 758 300,062

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Pharmaceuticals (continued)
Novo Nordisk A/S, Class B ............ 9,151 $ 1,522,310
Novo Nordisk A/S, ADR .............. 1,789 298,924
Sanofi .......................... 29,918 3,224,211
9,439,301
Professional Services — 0.6%
Automatic Data Processing, Inc. ......... 43 9,460
Dun & Bradstreet Holdings, Inc. ......... 46,860 523,426
Leidos Holdings, Inc. ................ 11,562 1,078,272
NMG Parent LLC
(c)
.................. 602 75,752
Paychex, Inc. ..................... 19,705 2,164,791
RELX plc ........................ 50,677 1,685,962
Robert Half International, Inc. ........... 2,330 170,090
SS&C Technologies Holdings, Inc. ....... 21,229 1,242,746
6,950,499
Real Estate Management & Development — 0.3%
Hang Lung Properties Ltd. ............. 274,000 500,852
Hulic Co. Ltd. ..................... 136,500 1,175,272
VGP NV ......................... 5,932 621,020
Vonovia SE ....................... 65,959 1,430,553
3,727,697
Residential REITs — 0.4%
Mid-America Apartment Communities, Inc.
(c)
. 114 17,533
Mid-America Apartment Communities, Inc. .. 148 22,763
Sun Communities, Inc. ............... 15,858 2,203,152
UDR, Inc. ........................ 66,489 2,747,990
4,991,438
Retail REITs — 0.3%
Link REIT ........................ 218,500 1,429,185
Spirit Realty Capital, Inc. .............. 48,785 1,876,271
3,305,456
Semiconductors & Semiconductor Equipment — 0.7%
MediaTek, Inc. ..................... 58,000 1,261,143
Monolithic Power Systems, Inc. ......... 209 96,552
Taiwan Semiconductor Manufacturing Co. Ltd. 363,000 5,944,340
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 5,284 445,441
7,747,476
Software — 0.5%
Intuit, Inc. ........................ 3,525 1,564,924
Microsoft Corp. .................... 15,942 4,898,339
6,463,263
Specialized REITs — 1.1%
American Tower Corp. ............... 14,887 3,042,754
Crown Castle, Inc. .................. 12,299 1,513,884
Digital Realty Trust, Inc. .............. 8,657 858,341
EPR Properties .................... 45,528 1,910,355
Equinix, Inc. ...................... 1,448 1,048,468
Equinix, Inc.
(c)
..................... 163 118,025
Outfront Media, Inc. ................. 51,768 862,455
SBA Communications Corp. ........... 3,872 1,010,166
VICI Properties, Inc. ................. 87,120 2,956,853
13,321,301
Specialty Retail — 0.2%
Advance Auto Parts, Inc. .............. 1,714 215,158
Advance Auto Parts, Inc.
(c)
............. 186 23,349
Best Buy Co., Inc. .................. 1,575 117,369
Home Depot, Inc. (The) .............. 1,116 335,403
Industria de Diseno Textil SA ........... 35,570 1,222,781
Ross Stores, Inc. ................... 3,073 327,981
Tractor Supply Co. .................. 348 82,963
Security
Shares
Shares Value
Specialty Retail (continued)
Tractor Supply Co.
(c)
................. 62 $ 14,781
2,339,785
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 11,222 1,904,149
HP, Inc. ......................... 20,048 595,626
Samsung Electronics Co. Ltd. .......... 5,020 247,004
Samsung Electronics Co. Ltd., GDR
(b)(e)
.... 1,355 1,679,020
4,425,799
Textiles, Apparel & Luxury Goods — 0.3%
Kering SA ........................ 1,813 1,160,985
Li Ning Co. Ltd. .................... 111,000 793,830
LVMH Moet Hennessy Louis Vuitton SE .... 947 910,902
Ralph Lauren Corp., Class A ........... 1,626 186,648
3,052,365
Tobacco — 0.3%
Altria Group, Inc. ................... 2,395 113,787
British American Tobacco plc ........... 28,180 1,041,132
Philip Morris International, Inc. .......... 18,894 1,888,833
3,043,752
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)(e)
................ 98,300 779,123
Fastenal Co. ...................... 549 29,558
Fastenal Co.
(c)
..................... 1,217 65,523
Ferguson plc ...................... 8,107 1,145,503
MSC Industrial Direct Co., Inc., Class A .... 3,110 282,170
2,301,877
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(c)(e)
................. 8,026 1,351,714
Aeroports de Paris
(c)
................. 3,226 512,631
Atlas Arteria Ltd.
(f)
.................. 138,933 604,057
Auckland International Airport Ltd.
(c)
...... 80,152 438,861
Flughafen Zurich AG (Registered)
(c)
....... 3,525 678,452
Fraport AG Frankfurt Airport Services
Worldwide
(c)
.................... 8,154 439,153
Getlink SE ....................... 10,604 198,181
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 56,451 1,003,744
Japan Airport Terminal Co. Ltd.
(c)
........ 3,100 151,909
Jiangsu Expressway Co. Ltd., Class H .... 666,000 674,631
Salik Co. PJSC
(c)
................... 198,804 161,867
Transurban Group
(f)
................. 195,903 1,953,799
8,168,999
Water Utilities — 0.0%
American Water Works Co., Inc. ......... 863 127,940
Severn Trent plc ................... 12,561 462,666
590,606
Wireless Telecommunication Services — 0.2%
KDDI Corp. ....................... 35,700 1,114,487
Rogers Communications, Inc., Class B .... 12,182 601,885
Vodafone Group plc ................. 729,080 875,717
2,592,089
Total Common Stocks — 23.9%
(Cost: $277,562,405) ............................. 283,054,935

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 9 $ 9,001
7.13%, 06/15/26 ................. 1,225 1,221,150
7.88%, 04/15/27 ................. 493 491,551
6.00%, 02/15/28 ................. 410 388,861
7.45%, 05/01/34 ................. 190 209,760
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
600 502,500
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 570 568,840
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 9 8,942
9.38%, 11/30/29 ................. 268 288,076
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 1,455 1,461,878
6.38%, 06/15/26 ................. 46 45,938
7.50%, 03/15/27 ................. 69 69,344
6.75%, 08/15/28
(b)
................ 690 700,723
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 426 431,845
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 84 7,560
6,405,969
Automobile Components — 0.3%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 288 288,405
6.25%, 05/15/26 ................. 693 689,585
8.50%, 05/15/27 ................. 1,737 1,747,156
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 219 203,123
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 66 67,566
5.00%, 07/15/29 ................. 38 33,590
5.63%, 04/30/33 ................. 39 33,758
Icahn Enterprises LP
6.25%, 05/15/26 ................. 277 272,557
5.25%, 05/15/27 ................. 554 522,070
4.38%, 02/01/29 ................. 90 79,039
3,936,849
Automobiles — 0.0%
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(e)
. 300 275,588
Banks — 1.5%
Banco do Brasil SA, 6.25%, 04/18/30
(b)
.... 347 344,051
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(g)
....... 217 188,112
Bangkok Bank PCL, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(a)(e)
......... 612 526,052
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.47%), 7.13%, 07/18/33
(a)(b)(e)
........ 231 223,825
Bank of Communications Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.35%), 3.80%
(a)(e)(g)
....... 450 433,631
Bank of East Asia Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.53%), 5.83%
(a)(e)(g)
....... 500 436,969
Barclays plc
(a)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% 1,650 1,417,185
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 1,265 1,108,014
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.34%), 4.63%
(a)(b)(g)
.............. 825 585,255
Security
Par (000)
Par (000) Value
Banks (continued)
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.01%), 5.75%
(a)(e)(g)
.............. USD 200 $ 176,350
China CITIC Bank International Ltd., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.10%), 4.80%
(a)(e)(g)
. 250 242,625
Chong Hing Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 5.70%
(a)(e)(g)
.............. 250 243,328
Credit Agricole SA, (5-Year USD Swap Semi +
6.19%), 8.13%
(a)(b)(g)
.............. 675 668,791
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a)(e)(g)
.............. 1,805 1,679,372
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a)(e)(g)
.............. 300 257,329
HSBC Holdings plc
(a)(g)
(5-Year USD Swap Rate + 4.37%), 6.38% 718 680,395
(5-Year USD Swap Rate + 3.75%), 6.00% 487 430,264
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
.... 317 265,349
JPMorgan Chase & Co., Series W, (3-mo.
LIBOR USD + 1.00%), 5.86%, 05/15/47
(a)
. 1,492 1,248,058
Kasikornbank PCL, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.94%), 5.28%
(a)(e)(g)
.............. 424 393,869
Lloyds Banking Group plc
(a)(g)
(5-Year USD Swap Semi + 4.50%), 7.50% 380 360,274
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 485 446,673
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% 450 411,525
Nordea Bank Abp
(a)(b)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.11%), 6.63% 1,075 1,006,705
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 3.75% 560 420,970
Societe Generale SA, (5-Year USD Swap Rate
+ 5.87%), 8.00%
(a)(b)(g)
............. 1,050 979,907
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(g)
.............. 850 599,335
TMBThanachart Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 4.90%
(a)(e)(g)
....... 400 370,000
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.08%), 8.13%, 10/31/82
(a)
... 1,162 1,183,532
17,327,745
Broadline Retail — 0.0%
(b)
Match Group Holdings II LLC
5.63%, 02/15/29 ................. 83 78,038
3.63%, 10/01/31 ................. 50 40,845
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 101 93,856
212,739
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ..................... 93 88,931
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 155 146,863
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 12 11,580
Knife River Holding Co., 7.75%, 05/01/31 .. 31 31,425
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 66 59,070
9.75%, 07/15/28 ................. 73 69,715

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Building Products (continued)
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... USD 836 $ 782,434
Standard Industries, Inc.
4.75%, 01/15/28 ................. 284 265,438
4.38%, 07/15/30 ................. 95 81,999
3.38%, 01/15/31 ................. 13 10,288
Summit Materials LLC, 5.25%, 01/15/29 ... 38 36,108
1,583,851
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 135 138,787
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 165 148,516
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(e)
.................... 200 173,225
Huarong Finance Co. Ltd.
(e)
3.88%, 11/13/29 ................. 250 189,656
3.63%, 09/30/30 ................. 200 146,038
MSCI, Inc., 3.63%, 09/01/30
(b)
......... 29 25,017
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 159 154,621
7.75%, 09/16/27
(b)
................ 61 61,288
State Street Corp., (3-mo. LIBOR USD +
1.00%), 5.87%, 06/15/47
(a)
.......... 3,250 2,675,211
SURA Asset Management SA, 4.88%,
04/17/24
(e)
.................... 451 445,137
UBS Group AG
(a)(g)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
351 329,062
(5-Year USD Swap Semi + 4.87%), 7.00%
(e)
677 639,765
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)
..................... 430 296,594
5,422,917
Chemicals — 0.6%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 379 308,956
Avient Corp., 7.13%, 08/01/30
(b)
........ 112 114,465
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 188 181,571
3.38%, 02/15/29 ................. 214 185,057
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 450 319,162
Braskem Netherlands Finance BV
(b)
7.25%, 02/13/33 ................. 375 357,366
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 8.22%), 8.50%,
01/23/81
(a)
................... 200 198,125
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 71 63,103
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 855 754,428
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 122 120,780
HB Fuller Co., 4.25%, 10/15/28 ........ 195 179,049
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 600 497,487
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 470 416,957
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
281 196,700
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 107 92,154
MEGlobal BV
4.25%, 11/03/26
(e)
................ 230 224,293
2.63%, 04/28/28
(e)
................ 259 229,021
2.63%, 04/28/28
(b)
................ 200 176,850
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 59,313
Pearl Holding II Ltd., 6.00%,
(e)(g)
........ 95 2,195
Pearl Holding III Ltd., 9.00%, 10/22/25
(e)
... 76 23,159
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 180,663
6.50%, 09/27/28 ................. 255 235,046
8.75%, 05/03/29
(b)
................ 555 557,220
5.50%, 03/18/31 ................. 270 223,391
Security
Par (000)
Par (000) Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... USD 243 $ 206,895
UPL Corp. Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.87%), 5.25%
(a)(e)(g)
.............. 210 154,717
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 259 245,972
5.63%, 08/15/29 ................. 887 765,114
7.38%, 03/01/31 ................. 67 67,104
7,336,313
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
173 149,645
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 1,133 1,092,157
9.75%, 07/15/27 ................. 1,071 996,280
4.63%, 06/01/28 ................. 753 654,657
6.00%, 06/01/29 ................. 605 474,308
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 108 93,452
4.75%, 10/15/29 ................. 82 74,293
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 340 339,653
5.75%, 07/15/29 ................. 180 160,793
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 184 184,000
5.00%, 02/01/28 ................. 532 506,677
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 123 109,470
5.00%, 09/01/30 ................. 49 43,336
Garda World Security Corp., 7.75%, 02/15/28
(b)
203 204,015
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 178 175,103
4.00%, 08/01/28 ................. 214 195,314
4.75%, 06/15/29 ................. 249 231,747
4.38%, 08/15/29 ................. 151 136,661
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 68 61,540
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 461 360,875
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 149 140,246
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. 113 112,148
6.25%, 01/15/28 ................. 586 548,810
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 595 553,072
7,598,252
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 305 286,689
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 262 250,232
8.25%, 03/01/27 ................. 229 177,044
7.13%, 07/01/28 ................. 322 231,035
4.75%, 09/01/29 ................. 232 187,350
Nokia OYJ, 6.63%, 05/15/39 .......... 98 96,569
Viasat, Inc., 5.63%, 09/15/25
(b)
......... 71 67,805
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 105 87,675
1,384,399
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 205 201,105
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 166 151,212
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 79 72,111
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... 405 380,396
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 72 66,640

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Mexico City Airport Trust, 5.50%, 07/31/47
(e)
USD 270 $ 207,023
1,078,487
Consumer Finance — 0.1%
ASG Finance DAC, 7.88%, 12/03/24
(b)
.... 262 256,105
Ford Motor Credit Co. LLC, 5.11%, 05/03/29 200 186,354
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(h)
..... 129 115,374
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... 52 52,034
Muthoot Finance Ltd., 4.40%, 09/02/23
(e)
.. 212 209,880
Navient Corp.
6.13%, 03/25/24 ................. 27 26,762
5.50%, 03/15/29 ................. 92 79,207
OneMain Finance Corp.
6.88%, 03/15/25 ................. 262 256,310
7.13%, 03/15/26 ................. 110 107,200
6.63%, 01/15/28 ................. 113 104,807
5.38%, 11/15/29 ................. 81 68,141
4.00%, 09/15/30 ................. 28 21,145
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
122 105,547
1,588,866
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 ................. 252 249,465
4.88%, 02/15/30 ................. 10 9,325
CK Hutchison International 23 Ltd., 4.75%,
04/21/28 ..................... 371 374,122
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 290 264,002
United Natural Foods, Inc., 6.75%, 10/15/28 54 51,257
US Foods, Inc.
6.25%, 04/15/25 ................. 25 25,130
4.75%, 02/15/29 ................. 202 187,897
4.63%, 06/01/30 ................. 181 165,527
1,326,725
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 732 600,140
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 616 612,954
4.00%, 09/01/29 ................. 984 801,532
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 552 541,786
8.75%, 04/15/30 ................. 355 326,711
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 16,818
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 13,053
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 260 207,753
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 171 157,747
9.50%, 11/01/28 ................. 211 217,212
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 2,389 2,423,223
9.25%, 04/15/27 ................. 60 56,940
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
52 53,251
Trivium Packaging Finance BV
(b)(i)
5.50%, 08/15/26 ................. 352 341,741
8.50%, 08/15/27 ................. 1,141 1,101,553
7,472,414
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 310 284,425
Resideo Funding, Inc., 4.00%, 09/01/29 ... 45 38,114
322,539
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. USD 113 $ 95,782
Service Corp. International, 3.38%, 08/15/30 42 35,584
Sotheby's
(b)
7.38%, 10/15/27 ................. 804 753,776
5.88%, 06/01/29 ................. 324 266,717
1,151,859
Diversified REITs — 0.1%
(b)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 128 113,614
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 203 177,827
Trust Fibra Uno, 5.25%, 01/30/26 ....... 200 190,975
Uniti Group LP, 10.50%, 02/15/28 ....... 217 207,646
VICI Properties LP, 4.63%, 06/15/25 ..... 16 15,542
705,604
Diversified Telecommunication Services — 0.9%
Altice France Holding SA, 10.50%, 05/15/27
(b)
400 295,392
Altice France SA
(b)
8.13%, 02/01/27 ................. 226 201,798
5.13%, 01/15/29 ................. 247 182,540
5.13%, 07/15/29 ................. 505 373,370
5.50%, 10/15/29 ................. 200 149,716
CCO Holdings LLC
5.00%, 02/01/28
(b)
................ 43 39,757
6.38%, 09/01/29
(b)
................ 578 549,308
4.75%, 03/01/30
(b)
................ 245 210,797
4.50%, 08/15/30
(b)
................ 180 151,146
4.25%, 02/01/31
(b)
................ 321 262,902
4.75%, 02/01/32
(b)
................ 184 152,257
4.50%, 05/01/32 ................. 200 160,115
4.50%, 06/01/33
(b)
................ 254 202,187
4.25%, 01/15/34
(b)
................ 301 229,284
Frontier Communications Holdings LLC
(b)
5.00%, 05/01/28 ................. 848 744,639
8.75%, 05/15/30 ................. 623 616,210
IHS Holding Ltd.
5.63%, 11/29/26
(e)
................ 337 280,616
6.25%, 11/29/28
(b)
................ 370 294,797
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 1,021 982,417
7.00%, 10/15/28 ................. 453 428,613
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 127 99,362
4.63%, 09/15/27 ................. 37 22,852
4.25%, 07/01/28 ................. 119 69,371
3.75%, 07/15/29 ................. 235 132,253
3.88%, 11/15/29 ................. 152 110,959
10.50%, 05/15/30 ................ 159 152,211
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
338 225,716
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a)(e)(g)
.............. 464 444,802
Sprint Capital Corp., 8.75%, 03/15/32 .... 304 371,584
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 45 40,229
6.00%, 09/30/34 ................. 503 428,799
7.20%, 07/18/36 ................. 21 18,977
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 1,575 1,192,523
6.13%, 03/01/28 ................. 834 533,152
10,350,651
Electric Utilities — 0.4%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(e)
............... 270 232,878
Diamond II Ltd., 7.95%, 07/28/26
(b)
...... 200 196,955

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.32%), 3.25%, 01/15/82
(a)
.......... USD 1,425 $ 1,075,875
Edison International, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
.......... 275 282,906
Engie Energia Chile SA, 3.40%, 01/28/30
(e)
. 282 231,029
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(e)
.................... 324 280,532
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
....................
1,898 1,574,741
NRG Energy, Inc., 7.00%, 03/15/33
(b)
..... 105 108,940
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
..... 200 194,600
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 227 211,184
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(e)
.................... 434 366,404
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 117 114,641
4.38%, 05/01/29 ................. 67 59,902
4,930,587
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 808 729,369
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 5.00%, 12/15/29
(b)
...... 401 360,952
Energy Equipment & Services — 0.5%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 271 266,274
6.25%, 04/01/28 ................. 536 514,528
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 184 183,338
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 112 105,568
7.50%, 01/15/28 ................. 350 318,494
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 404 394,369
7.38%, 05/15/27
(b)
................ 501 485,970
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 178 182,275
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 8 7,340
Tervita Corp., 11.00%, 12/01/25
(b)
....... 60 63,949
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 156 159,000
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 108 99,617
11.50%, 01/30/27 ................ 171 175,015
8.75%, 02/15/30 ................. 866 873,785
USA Compression Partners LP
6.88%, 04/01/26 ................. 727 719,148
6.88%, 09/01/27 ................. 634 617,002
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 333 333,143
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 6 6,179
6.50%, 09/15/28 ................. 142 142,000
8.63%, 04/30/30 ................. 175 178,259
5,825,253
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 98 71,392
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 19 18,762
6.50%, 05/15/27 ................. 450 455,074
4.75%, 10/15/27 ................. 437 404,728
Security
Par (000)
Par (000) Value
Entertainment (continued)
3.75%, 01/15/28 ................. USD 79 $ 70,705
1,020,661
Financial Services — 0.3%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 263 260,449
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 139 117,455
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 267 224,507
MGIC Investment Corp., 5.25%, 08/15/28 .. 105 100,342
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 118 111,805
5.13%, 12/15/30 ................. 81 66,347
5.75%, 11/15/31 ................. 18 14,971
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 345 181,125
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 119 105,921
Sabre GLBL, Inc.
(b)
7.38%, 09/01/25 ................. 191 169,752
11.25%, 12/15/27 ................ 79 69,421
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 402 378,018
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,342 1,354,385
3,154,498
Food Products — 0.1%
BRF SA, 4.88%, 01/24/30
(e)
........... 296 229,955
Chobani LLC
(b)
7.50%, 04/15/25 ................. 818 801,894
4.63%, 11/15/28 ................. 378 346,833
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 34 32,339
4.63%, 04/15/30 ................. 12 10,839
4.50%, 09/15/31 ................. 83 72,631
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 95 78,494
1,572,985
Gas Utilities — 0.0%
(b)
Promigas SA ESP, 3.75%, 10/16/29 ...... 400 324,450
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 79 69,176
393,626
Ground Transportation — 0.2%
DAE Funding LLC
(e)
1.55%, 08/01/24 ................. 243 229,680
2.63%, 03/20/25 ................. 200 189,056
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 116 94,902
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 239 215,950
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 149 151,235
8.00%, 11/01/26 ................. 513 525,974
7.50%, 09/15/27 ................. 160 165,037
6.25%, 01/15/28 ................. 218 219,984
4.50%, 08/15/29 ................. 859 789,922
Williams Scotsman International, Inc.
(b)
6.13%, 06/15/25 ................. 92 91,544
4.63%, 08/15/28 ................. 138 126,712
2,799,996
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 90 84,183
3.88%, 11/01/29 ................. 275 242,237
Embecta Corp., 6.75%, 02/15/30 ....... 74 67,045
Garden Spinco Corp., 8.63%, 07/20/30 ... 180 193,500
Medline Borrower LP
3.88%, 04/01/29 ................. 27 23,624
5.25%, 10/01/29 ................. 1,031 891,777
1,502,366

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. USD 74 $ 71,432
5.00%, 04/15/29 ................. 27 25,552
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 47 41,483
5.13%, 03/01/30 ................. 22 18,205
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
181 153,850
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 74 39,613
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 15 13,842
6.00%, 01/15/29 ................. 500 443,125
5.25%, 05/15/30 ................. 902 751,784
4.75%, 02/15/31 ................. 384 309,788
Encompass Health Corp.
4.50%, 02/01/28 ................. 23 21,686
4.75%, 02/01/30 ................. 28 25,821
4.63%, 04/01/31 ................. 3 2,690
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 303 270,943
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 226 217,431
4.38%, 02/15/27 ................. 94 79,976
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 52 49,687
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 125 112,393
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 12 9,979
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 973 971,784
10.00%, 04/15/27 ................ 120 122,999
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 502 494,398
6.25%, 02/01/27 ................. 66 65,673
5.13%, 11/01/27 ................. 273 264,885
4.63%, 06/15/28 ................. 48 45,486
6.13%, 10/01/28 ................. 215 208,595
4.25%, 06/01/29 ................. 10 9,174
4,842,274
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 829 779,260
4.50%, 02/15/29
(b)
................ 198 178,289
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 80 67,200
1,024,749
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC, 4.38%, 01/15/28
(b)
..... 10 9,348
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 44 42,464
4.75%, 06/15/31
(b)
................ 202 184,946
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 131 118,660
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 604 604,737
8.13%, 07/01/27 ................. 902 920,267
4.63%, 10/15/29 ................. 1,028 901,860
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 200 201,647
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 386 402,955
7.63%, 03/01/26 ................. 67 61,264
5.75%, 03/01/27 ................. 1,074 883,901
9.88%, 08/01/27 ................. 45 46,135
4.00%, 08/01/28 ................. 273 236,649
6.00%, 05/01/29 ................. 494 387,740
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 1,350 1,451,363
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 60 58,650
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. USD 271 $ 261,305
Cedar Fair LP, 6.50%, 10/01/28 ........ 75 74,103
Champion Path Holdings Ltd., 4.85%,
01/27/28
(e)
.................... 200 165,975
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 71 69,264
4.75%, 01/15/28 ................. 340 321,978
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 177 154,976
6.75%, 01/15/30 ................. 51 41,315
Fortune Star BVI Ltd.
(e)
6.75%, 07/02/23 ................. 200 194,000
5.05%, 01/27/27 ................. 250 153,016
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
.................... 24 21,633
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 209 204,095
8.00%, 04/15/26 ................. 214 212,792
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 150 150,433
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
159 149,463
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
204 161,160
Melco Resorts Finance Ltd.
5.63%, 07/17/27
(e)
................ 200 178,412
5.38%, 12/04/29
(b)
................ 400 330,950
5.38%, 12/04/29
(e)
................ 383 316,885
MGM China Holdings Ltd.
(e)
5.38%, 05/15/24 ................. 200 195,975
5.88%, 05/15/26 ................. 275 262,281
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 91 81,445
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 99 85,275
8.38%, 02/01/28 ................. 65 65,389
7.75%, 02/15/29 ................. 40 33,870
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 97 78,328
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 95 68,903
5.88%, 09/01/31 ................. 95 67,212
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 146 136,510
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 68 72,165
4.25%, 07/01/26 ................. 59 52,810
5.50%, 08/31/26 ................. 69 63,253
5.38%, 07/15/27 ................. 72 63,922
11.63%, 08/15/27 ................ 80 85,103
5.50%, 04/01/28 ................. 119 104,934
8.25%, 01/15/29 ................. 93 97,697
9.25%, 01/15/29 ................. 203 216,555
7.25%, 01/15/30 ................. 193 193,543
Sands China Ltd.
(i)
2.80%, 03/08/27 ................. 250 217,000
4.88%, 06/18/30 ................. 200 181,100
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 72 73,620
7.00%, 05/15/28 ................. 31 30,924
7.25%, 11/15/29 ................. 33 33,000
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
117 118,432
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 83 76,313
4.63%, 12/01/31 ................. 122 104,467
Studio City Finance Ltd., 6.00%, 07/15/25
(e)
. 484 442,255
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 79 79,593
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 90 76,066

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... USD 59 $ 54,858
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 155 149,111
Wynn Macau Ltd.
5.50%, 01/15/26
(e)
................ 531 491,839
5.63%, 08/26/28
(b)
................ 400 347,750
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 316 290,956
7.13%, 02/15/31 ................. 92 94,237
14,561,032
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 30 28,425
4.63%, 08/01/29 ................. 198 165,330
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 171 134,763
4.88%, 02/15/30 ................. 169 131,820
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 149,175
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 53 50,031
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 130 127,725
KB Home, 7.25%, 07/15/30 ........... 46 47,281
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 35 32,560
4.63%, 03/01/30 ................. 94 82,365
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
283 172,630
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 7 6,564
Tri Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 36,306
1,164,975
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 5 4,286
4.13%, 04/30/31
(b)
................ 160 134,742
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 73 66,065
5.50%, 07/15/30 ................. 63 58,033
263,126
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 600 554,226
4.63%, 02/01/29 ................. 44 38,244
Talen Energy Supply, LLC, 8.63%, 01/06/30 . 66 66,000
TransAlta Corp., 7.75%, 11/15/29 ....... 78 81,906
740,376
Insurance — 0.7%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 189 156,337
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 429 392,769
6.75%, 10/15/27 ................. 1,813 1,692,424
6.75%, 04/15/28 ................. 2 1,997
5.88%, 11/01/29 ................. 532 458,927
Allianz SE
(a)(b)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 1,800 1,469,112
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 800 581,394
Ambac Assurance Corp., 5.10%
(b)(g)
...... 4 5,222
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 449 407,430
Asahi Mutual Life Insurance Co., (5-Year USD
Swap Semi + 4.59%), 6.50%
(a)(e)(g)
..... 200 198,000
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 122 119,257
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. USD 661 $ 658,058
5.63%, 12/01/29 ................. 39 34,710
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 189 191,243
10.50%, 12/15/30 ................ 130 131,950
Liberty Mutual Group, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.32%), 4.13%, 12/15/51
(a)(b)
......... 450 362,813
NFP Corp.
(b)
4.88%, 08/15/28 ................. 668 608,033
6.88%, 08/15/28 ................. 1,050 915,996
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
126 112,928
8,498,600
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 331 262,582
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
131 109,385
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 83 71,440
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
204 184,942
CA Magnum Holdings
5.38%, 10/31/26
(b)
................ 512 448,896
5.38%, 10/31/26
(e)
................ 200 175,350
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 200 166,927
5.63%, 09/15/28 ................. 200 146,091
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 465 403,388
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 17 16,100
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 57 57,310
Twilio, Inc., 3.63%, 03/15/29 .......... 111 94,766
2,137,177
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. 108 101,783
5.45%, 11/01/41 ................. 85 75,564
177,347
Machinery — 0.4%
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 290 298,700
9.50%, 01/01/31 ................. 163 172,576
EnPro Industries, Inc., 5.75%, 10/15/26 ... 65 63,700
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 104 87,413
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(h)
........ 105 95,550
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 94 55,460
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 100 90,707
Terex Corp., 5.00%, 05/15/29
(b)
........ 192 178,581
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,348 1,199,720
Titan International, Inc., 7.00%, 04/30/28 .. 55 49,169
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
806 720,979
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
910 850,729
Wabash National Corp., 4.50%, 10/15/28
(b)
. 180 156,617
4,019,901
Media — 1.1%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 229 185,422
5.75%, 08/15/29 ................. 733 584,680
AMC Networks, Inc., 4.25%, 02/15/29 .... 95 65,816
Block Communications, Inc., 4.88%, 03/01/28
(b)
13 11,191
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... 78 63,804
4.00%, 11/15/30
(b)
................ 68 55,298

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... USD 247 $ 244,411
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 1,012 914,102
7.75%, 04/15/28 ................. 547 415,061
7.50%, 06/01/29 ................. 524 387,757
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 304 235,691
CSC Holdings LLC
5.25%, 06/01/24 ................. 177 172,572
11.25%, 05/15/28
(b)
............... 400 398,640
6.50%, 02/01/29
(b)
................ 290 242,130
4.13%, 12/01/30
(b)
................ 224 160,761
4.50%, 11/15/31
(b)
................ 585 409,824
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 310 272,047
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 684 522,461
5.75%, 12/01/28
(b)
................ 425 302,136
5.13%, 06/01/29 ................. 127 58,570
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 492 464,765
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 1,078 1,023,979
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 456 421,029
4.25%, 01/15/29 ................. 34 29,121
4.63%, 03/15/30 ................. 8 6,754
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 431 369,695
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 548 426,486
6.50%, 09/15/28 ................. 1,177 549,188
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 958 761,936
Sirius XM Radio, Inc.
(b)
5.00%, 08/01/27 ................. 795 731,244
4.00%, 07/15/28 ................. 248 209,399
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 83 72,160
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 17 16,232
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 349 343,643
6.63%, 06/01/27 ................. 217 208,942
7.38%, 06/30/30 ................. 100 95,952
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
312 269,237
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 957 857,939
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 250 203,138
12,763,213
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(e)
.................... 405 403,051
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 200 175,350
Arconic Corp., 6.13%, 02/15/28
(b)
....... 657 648,408
ATI, Inc.
4.88%, 10/01/29 ................. 83 76,522
5.13%, 10/01/31 ................. 98 88,187
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 950 942,176
Carpenter Technology Corp., 7.63%, 03/15/30 183 187,174
Commercial Metals Co., 4.38%, 03/15/32 .. 44 38,058
Constellium SE
(b)
5.88%, 02/15/26 ................. 852 847,859
5.63%, 06/15/28 ................. 250 240,065
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 149 132,331
Freeport Indonesia PT, 4.76%, 04/14/27
(e)
.. 464 457,417
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. USD 115 $ 101,549
4.50%, 06/01/31 ................. 172 136,305
Metinvest BV, 8.50%, 04/23/26
(e)
........ 246 156,825
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 316 304,602
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 390 357,031
4.75%, 01/30/30 ................. 903 817,101
3.88%, 08/15/31 ................. 171 143,195
Periama Holdings LLC, 5.95%, 04/19/26
(e)
.. 365 351,240
POSCO
(b)
5.63%, 01/17/26 ................. 200 202,975
5.75%, 01/17/28 ................. 200 207,600
Stillwater Mining Co., 4.00%, 11/16/26
(e)
... 503 451,222
Vedanta Resources Finance II plc
13.88%, 01/21/24
(e)
............... 484 412,005
8.95%, 03/11/25
(e)
................ 200 141,500
8.95%, 03/11/25
(b)
................ 282 199,515
8,219,263
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 18 16,920
4.75%, 06/15/29 ................. 55 43,519
Starwood Property Trust, Inc., 4.38%, 01/15/27 72 62,080
122,519
Multi-Utilities — 0.0%
Abu Dhabi National Energy Co. PJSC
(b)
4.38%, 01/24/29 ................. 200 201,000
4.70%, 04/24/33 ................. 200 203,250
404,250
Oil, Gas & Consumable Fuels — 2.1%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 424 411,732
AI Candelaria Spain SA, 7.50%, 12/15/28
(e)
. 235 215,009
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 54 52,235
5.75%, 01/15/28 ................. 33 31,965
5.38%, 06/15/29 ................. 92 86,148
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 50 51,186
Apache Corp.
4.25%, 01/15/30 ................. 81 74,014
5.10%, 09/01/40 ................. 55 47,137
5.35%, 07/01/49 ................. 36 27,907
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 177 218,817
8.25%, 12/31/28 ................. 535 518,218
5.88%, 06/30/29 ................. 1,027 922,386
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 107 107,569
BP Capital Markets plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.40%), 4.88%
(a)(g)
............... 675 620,176
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 7 6,684
5.60%, 10/15/44 ................. 62 44,671
Callon Petroleum Co.
8.25%, 07/15/25 ................. 12 11,940
6.38%, 07/01/26 ................. 148 142,990
8.00%, 08/01/28
(b)
................ 967 954,064
7.50%, 06/15/30
(b)
................ 190 180,465
Cheniere Energy Partners LP, 4.50%, 10/01/29 428 402,678
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 21 20,084
6.75%, 04/15/29 ................. 448 443,486
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 171 170,145

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 06/15/26 ................. USD 161 $ 156,811
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 72 67,680
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
85 71,165
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 40 38,593
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 76 76,855
5.88%, 07/01/29 ................. 423 400,276
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 54 48,890
5.88%, 01/15/30 ................. 391 335,663
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(e)
.................... 205 182,836
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 1,380 1,284,365
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 626 599,721
9.25%, 02/15/28 ................. 232 231,364
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 41 39,345
6.00%, 02/01/29 ................. 81 76,342
8.00%, 04/01/29 ................. 32 32,560
CrownRock LP
(b)
5.63%, 10/15/25 ................. 1,257 1,240,897
5.00%, 05/01/29 ................. 29 27,398
DCP Midstream Operating LP
(b)
6.75%, 09/15/37 ................. 106 115,153
(3-mo. LIBOR USD + 3.85%), 5.85%,
05/21/43
(a)
................... 150 149,910
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 273 241,947
4.38%, 06/15/31 ................. 133 115,646
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 138 134,680
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
511 440,354
Empresa Nacional del Petroleo ENAP, 6.15%,
05/10/33 ..................... 225 226,114
Enbridge, Inc., Series 16-A, (3-mo. LIBOR USD
+ 3.89%), 6.00%, 01/15/77
(a)
........ 750 700,926
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 491 483,583
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 17 16,553
5.60%, 04/01/44 ................. 121 100,560
5.45%, 06/01/47 ................. 46 38,410
EnQuest plc, 11.63%, 11/01/27
(b)
....... 200 188,561
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 63 61,893
4.13%, 12/01/26 ................. 16 14,519
6.50%, 07/01/27
(b)
................ 158 154,052
7.50%, 06/01/30
(b)
................ 35 33,973
Genesis Energy LP
6.50%, 10/01/25 ................. 53 51,884
7.75%, 02/01/28 ................. 30 29,527
8.88%, 04/15/30 ................. 76 76,102
Greenko Solar Mauritius Ltd.
(e)
5.55%, 01/29/25 ................. 200 192,412
5.95%, 07/29/26 ................. 200 187,538
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(e)
.................... 300 283,875
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 36 35,589
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 40 39,138
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 95 84,464
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 52 49,803
5.75%, 02/01/29 ................. 112 104,637
6.00%, 02/01/31 ................. 12 11,059
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
India Green Energy Holdings, 5.38%,
04/29/24
(e)
.................... USD 250 $ 243,125
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 152 126,201
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(e)
.. 191 189,985
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 35 33,950
Matador Resources Co.
5.88%, 09/15/26 ................. 133 130,423
6.88%, 04/15/28
(b)
................ 136 136,853
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(b)
................ 251 192,627
7.25%, 06/30/31
(e)
................ 193 148,175
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(e)
400 383,950
Murphy Oil Corp., 5.87%, 12/01/42
(i)
..... 11 9,420
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 785 747,584
6.50%, 09/30/26 ................. 428 394,116
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
143 137,110
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 445 439,437
NuStar Logistics LP
5.75%, 10/01/25 ................. 69 67,670
6.00%, 06/01/26 ................. 82 80,694
6.38%, 10/01/30 ................. 17 16,371
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 17 17,298
8.88%, 07/15/30 ................. 63 74,025
6.63%, 09/01/30 ................. 287 306,372
7.50%, 05/01/31 ................. 44 49,092
6.45%, 09/15/36 ................. 14 14,858
6.20%, 03/15/40 ................. 442 453,727
6.60%, 03/15/46 ................. 16 17,074
Parkland Corp., 5.88%, 07/15/27
(b)
...... 118 114,905
PDC Energy, Inc., 6.13%, 09/15/24 ...... 25 24,812
Permian Resources Operating LLC, 6.88%,
04/01/27
(b)
.................... 129 127,710
Puma International Financing SA, 5.00%,
01/24/26
(b)
.................... 350 315,066
Range Resources Corp., 4.88%, 05/15/25 .. 49 48,338
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 99 89,528
SCC Power plc
(b)(h)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 536 178,155
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 290 23,803
SM Energy Co.
5.63%, 06/01/25 ................. 60 58,613
6.75%, 09/15/26 ................. 32 31,520
6.63%, 01/15/27 ................. 16 15,440
6.50%, 07/15/28 ................. 72 68,220
Southwestern Energy Co.
5.38%, 02/01/29 ................. 241 227,209
4.75%, 02/01/32 ................. 5 4,409
Sunoco LP, 6.00%, 04/15/27 .......... 4 3,978
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 4 4,031
6.00%, 03/01/27 ................. 31 29,910
6.00%, 12/31/30 ................. 21 18,651
6.00%, 09/01/31 ................. 102 90,313
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
1,313 1,261,543
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 156 140,119
4.13%, 08/15/31 ................. 484 428,752
3.88%, 11/01/33 ................. 329 277,419
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 148 137,332

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
5.30%, 03/01/48 ................. USD 402 $ 339,249
5.50%, 08/15/48 ................. 51 43,614
5.50%, 02/01/50
(i)
................ 983 833,951
24,382,056
Paper & Forest Products — 0.1%
Suzano Austria GmbH
3.75%, 01/15/31 ................. 258 217,752
Series DM3N, 3.13%, 01/15/32 ....... 344 272,620
490,372
Passenger Airlines — 0.3%
ABRA Global Finance, 11.50%, (11.50% Cash
or 11.50% PIK), 03/02/28
(b)(h)
........ 527 416,810
Air Canada, 3.88%, 08/15/26
(b)
......... 243 224,941
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 106 104,688
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 566 622,634
5.50%, 04/20/26 ................. 143 140,029
7.25%, 02/15/28 ................. 43 41,823
5.75%, 04/20/29 ................. 581 552,401
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 254 211,585
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 66 61,487
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
254 253,743
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 146 147,696
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 27 26,562
Series 2020-1, Class A, 5.88%, 10/15/27 200 199,756
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 193 184,319
4.63%, 04/15/29 ................. 535 484,189
3,672,663
Pharmaceuticals — 0.1%
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 182,527
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 203 186,570
Organon & Co., 5.13%, 04/30/31
(b)
...... 673 599,672
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 84 75,705
4.75%, 05/09/27 ................. 200 186,163
1,230,637
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 56 49,280
CoreLogic, Inc., 4.50%, 05/01/28 ....... 439 358,882
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 411 360,887
Science Applications International Corp.,
4.88%, 04/01/28 ................ 91 85,852
854,901
Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(e)
518 251,230
Country Garden Holdings Co. Ltd.
(e)
6.15%, 09/17/25 ................. 200 113,975
5.13%, 01/14/27 ................. 200 90,975
3.30%, 01/12/31 ................. 300 113,775
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 242 225,851
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
11.88%, 06/01/23 ................ 300 28,500
9.25%, 07/28/23 ................. 600 57,000
12.25%, 10/18/23 ................ 400 38,000
10.88%, 01/09/24 ................ 218 20,710
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
11.75%, 04/17/24 ................ USD 600 $ 57,000
15.00%, 12/31/49 ................ 400 38,000
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(e)
.................... 204 196,133
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. 4 3,611
4.13%, 02/01/29 ................. 118 99,195
4.38%, 02/01/31 ................. 78 63,191
JGC Ventures Pte. Ltd., 0.00%, (0.00% Cash or
3.00% PIK), 06/30/25
(h)
............ 7 1,459
KWG Group Holdings Ltd., 5.95%, 08/10/25
(e)
200 37,725
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(e)(g)
....... 338 330,775
MAF Sukuk Ltd., 4.64%, 05/14/29
(e)
...... 200 197,663
Modern Land China Co. Ltd., 9.00%, (9.00%
Cash or 11.00% PIK), 12/30/26
(a)(c)(e)(h)(l)
.. 465 15,697
Modernland Overseas Pte. Ltd.
(e)
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(c)(h)(l)
................. 447 134,203
Series 2, 4.00%, 04/30/27 .......... 12 3,405
New Metro Global Ltd., 6.80%, 08/05/23
(e)
.. 208 196,040
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a)(e)(g)
.............. 589 434,866
Powerlong Real Estate Holdings Ltd., 7.13%,
01/15/24
(e)
.................... 190 36,065
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 122 90,585
5.25%, 04/15/30 ................. 126 89,833
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25
(e)
430 308,740
Shimao Group Holdings Ltd., 3.45%, 01/11/31
(c)
(e)(l)
........................ 250 30,625
Shui On Development Holding Ltd.
6.15%, 08/24/24
(e)
................ 235 213,967
Sunac China Holdings Ltd., 6.65%, 08/03/24
(c)(e)
(l)
......................... 200 39,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(e)
.. 200 165,850
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(e)
.................... 250 176,844
Yango Justice International Ltd.
(c)(e)(l)
8.25%, 11/25/23 ................. 472 9,440
7.88%, 09/04/24 ................. 290 5,800
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(e)
330 321,750
Yuzhou Group Holdings Co. Ltd.
(c)(e)(l)
7.85%, 08/12/26 ................. 200 14,000
6.35%, 01/13/27 ................. 200 14,000
4,265,478
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 131 108,337
Semiconductors & Semiconductor Equipment — 0.0%
(b)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 86 79,991
Synaptics, Inc., 4.00%, 06/15/29 ........ 285 240,825
320,816
Software — 0.9%
(b)
ACI Worldwide, Inc., 5.75%, 08/15/26 .... 176 175,340
Alteryx, Inc., 8.75%, 03/15/28 ......... 126 122,492
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 1,575 1,293,608
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 141 140,579
9.13%, 03/01/26 ................. 483 470,842
Central Parent, Inc., 7.25%, 06/15/29 ..... 1,177 1,165,393

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. USD 1,138 $ 1,023,972
4.88%, 07/01/29 ................. 799 719,573
Cloud Software Group, Inc.
6.50%, 03/31/29 ................. 2,058 1,853,472
9.00%, 09/30/29 ................. 991 851,566
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 59 54,248
6.50%, 10/15/28 ................. 77 67,375
Elastic NV, 4.13%, 07/15/29 .......... 164 141,893
Fair Isaac Corp., 4.00%, 06/15/28 ....... 183 170,470
Helios Software Holdings, Inc., 4.63%, 05/01/28 200 168,000
McAfee Corp., 7.38%, 02/15/30 ........ 1,219 1,011,891
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 452 408,504
NCR Corp.
5.00%, 10/01/28 ................. 70 61,052
5.13%, 04/15/29 ................. 185 160,025
SS&C Technologies, Inc., 5.50%, 09/30/27 . 6 5,808
Veritas US, Inc., 7.50%, 09/01/25 ....... 331 251,168
ZoomInfo Technologies LLC, 3.88%, 02/01/29 152 131,059
10,448,330
Specialized REITs — 0.0%
Iron Mountain, Inc., 5.25%, 07/15/30
(b)
.... 173 159,338
SBA Communications Corp., 3.13%, 02/01/29 135 115,492
274,830
Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29
(b)
......... 149 120,735
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 41 37,246
4.75%, 03/01/30 ................. 10 8,875
5.00%, 02/15/32
(b)
................ 128 110,289
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 200 189,500
8.50%, 10/30/25 ................. 200 190,546
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
21 18,635
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 141 124,432
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 70,743
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 115 98,038
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 108 93,486
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 992 978,242
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 112 101,640
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 767 675,478
6.13%, 07/01/29 ................. 188 155,087
6.00%, 12/01/29 ................. 742 604,359
Staples, Inc., 7.50%, 04/15/26
(b)
........ 209 176,257
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
386 349,523
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,885 1,634,600
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(h)
........... 94 86,186
5,823,897
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 14 12,419
4.13%, 08/15/31 ................. 163 137,642
Hanesbrands, Inc., 9.00%, 02/15/31 ..... 138 141,263
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 80 67,981
359,305
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. USD 17 $ 16,788
9.75%, 08/01/27 ................. 27 28,119
5.50%, 05/01/28 ................. 179 164,068
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 64 51,130
Imola Merger Corp., 4.75%, 05/15/29 ..... 297 257,188
WESCO Distribution, Inc., 7.25%, 06/15/28 . 138 141,653
658,946
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a)(e)(g)
.............. 348 347,239
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 1,970 1,877,515
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a)(e)(g)
.............. 340 312,970
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 297 196,261
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 207 196,443
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(h)
....... 219 54,164
Millicom International Cellular SA, 5.13%,
01/15/28
(e)
.................... 474 418,659
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
596 507,874
Vodafone Group plc
(a)
(5-Year USD Swap Semi + 4.87%), 7.00%,
04/04/79 .................... 955 978,875
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81 .................... 550 481,170
5,023,931
Total Corporate Bonds — 18.2%
(Cost: $234,552,204) ............................. 214,972,600
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)
Barclays Bank plc (Airbus SE),
18.13%, 07/10/23 ................ EUR 3 348,822
Barclays Bank plc (BAE Systems plc),
15.89%, 07/10/23 ................ GBP 29 370,020
BNP Paribas SA (BAE Systems plc),
21.70%, 05/18/23 ................ 204 1,334,508
Goldman Sachs International (Raytheon
Technologies Corp.), 13.13%, 06/22/23 . USD 6 549,380
JPMorgan Structured Products BV (L3Harris
Technologies, Inc.), 14.03%, 05/15/23 .. 2 467,456
3,070,186
Automobile Components — 0.0%
BMO Capital Markets Corp. (Lear Corp.),
17.39%, 06/07/23
(b)
............... 4 542,859
Automobiles — 0.1%
(b)
Royal Bank of Canada (General Motors Co.)
25.41%, 06/12/23
(b)
............... 10 342,713
18.67%, 07/25/23
(b)
............... 32 1,069,027
1,411,740

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Banks — 0.8%
Barclays Bank plc (Kotak Mahindra Bank Ltd),
8.42%, 07/26/23 ................. USD 6 $ 852,994
BNP Paribas SA (First Citizens BancShares,
Inc.), 20.08%, 06/14/23
(b)
........... —
(m)
301,071
Citigroup, Inc. (Citizens Financial Group, Inc.),
17.68%, 06/29/23
(b)
............... 9 277,469
SGA Societe Generale Acceptance NV (Bank of
America Corp.), 11.11%, 06/01/23 ..... 70 2,066,321
Societe Generale SA (Citigroup, Inc.)
18.36%, 06/01/23 ................ 21 1,024,514
20.86%, 06/14/23
(b)
............... 15 698,347
Societe Generale SA (JPMorgan Chase & Co.),
9.44%, 06/01/23 ................. 22 2,980,680
Wells Fargo & Co. (Wells Fargo & Co.),
16.45%, 06/29/23
(b)
............... 21 840,412
9,041,808
Biotechnology — 0.1%
Citigroup, Inc. (Biogen, Inc.), 17.21%, 07/21/23 2 664,201
Broadline Retail — 0.2%
BMO Capital Markets Corp. (Amazon.com,
Inc.), 13.94%, 05/19/23
(b)
........... 21 2,142,115
Building Products — 0.1%
BNP Paribas SA (Allegion plc),
14.65%, 07/28/23
(b)
............... 4 402,553
SGA Societe Generale Acceptance NV (Masco
Corp.), 15.70%, 07/28/23 ........... 14 705,393
1,107,946
Capital Markets — 0.3%
BMO Capital Markets Corp. (EQT AB),
22.01%, 06/07/23
(b)
............... 9 302,497
BMO Capital Markets Corp. (Nasdaq, Inc.),
6.56%, 06/02/23 ................. 9 513,832
BNP Paribas SA (Raymond James Financial,
Inc.)
19.50%, 06/29/23
(b)
............... 2 212,319
18.44%, 07/27/23
(b)
............... 4 400,145
Royal Bank of Canada (Morgan Stanley),
12.90%, 06/02/23
(b)
............... 12 1,075,154
SGA Societe Generale Acceptance NV (Carlyle
Group, Inc. (The)), 24.11%, 06/02/23
(b)
.. 14 416,321
SGA Societe Generale Acceptance NV (Charles
Schwab Corp. (The)), 14.71%, 06/01/23 . 8 414,950
SGA Societe Generale Acceptance NV
(Invesco Ltd), 33.16%, 06/12/23
(b)
..... 9 145,913
3,481,131
Chemicals — 0.1%
Barclays Bank plc (Dow, Inc.),
16.80%, 07/25/23 ................ 16 867,724
BNP Paribas SA (PPG Industries, Inc.),
21.68%, 06/26/23
(b)
............... 2 323,477
1,191,201
Commercial Services & Supplies — 0.1%
JPMorgan Structured Products BV (Waste
Management, Inc.), 8.03%, 07/27/23
(b)(e)
. 6 1,001,835
Communications Equipment — 0.2%
BMO Capital Markets Corp. (Cisco Systems,
Inc.)
13.75%, 05/17/23
(b)
............... 31 1,457,786
12.50%, 06/07/23
(b)
............... 12 579,369
BNP Paribas SA (Juniper Networks, Inc.),
14.08%, 07/26/23
(b)
............... 20 605,536
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Nomura Holdings, Inc. (Nokia Oyj),
17.29%, 06/02/23
(b)
............... USD 41 $ 176,746
2,819,437
Construction & Engineering — 0.0%
BMO Capital Markets Corp. (Vinci SA),
14.38%, 06/26/23
(b)
............... 2 438,529
Consumer Finance — 0.2%
BMO Capital Markets Corp. (Synchrony
Financial), 17.35%, 06/02/23 ........ 10 309,546
SGA Societe Generale Acceptance NV
(American Express Co.), 10.59%, 06/05/23 8 1,277,967
SGA Societe Generale Acceptance
NV (Discover Financial Services),
15.66%, 06/05/23 ................ 3 317,863
1,905,376
Consumer Staples Distribution & Retail — 0.3%
Citigroup, Inc. (Target Corp.), 15.61%, 05/18/23
(b)
........................... 2 393,363
Nomura Holdings, Inc. (Walmart, Inc.),
7.52%, 05/19/23 ................. 21 3,194,102
3,587,465
Containers & Packaging — 0.1%
Citigroup, Inc. (Sealed Air Corp.),
17.40%, 06/29/23
(b)
............... 18 827,095
Distributors — 0.1%
SGA Societe Generale Acceptance NV
(Genuine Parts Co.), 10.77%, 06/05/23 . 4 636,641
Diversified Telecommunication Services — 0.1%
(b)
Barclays Bank plc (Telekom Malaysia Bhd),
25.54%, 05/11/23 ................ 16 285,379
Citigroup, Inc. (Verizon Communications, Inc.),
15.06%, 06/29/23 ................ 19 729,409
1,014,788
Electric Utilities — 0.1%
(b)
Barclays Bank plc (Exelon Corp.),
21.59%, 05/11/23 ................ 9 372,612
Barclays Bank plc (Hydro One Ltd),
16.45%, 05/10/23 ................ 4 465,576
JPMorgan Structured Products BV (PG&E
Corp.), 20.36%, 05/15/23 ........... 18 296,599
Royal Bank of Canada (American Electric
Power Co., Inc.), 13.71%, 06/07/23 .... 4 324,083
1,458,870
Electrical Equipment — 0.1%
Barclays Bank plc (Eaton Corp. plc),
10.96%, 05/03/23
(b)
............... 6 1,086,288
Energy Equipment & Services — 0.2%
BMO Capital Markets Corp. (Baker Hughes
Co.), 14.46%, 06/02/23 ............ 21 615,521
Citigroup, Inc. (Halliburton Co.),
20.70%, 07/20/23 ................ 19 636,344
Royal Bank of Canada (Schlumberger NV),
19.31%, 06/08/23
(b)
............... 22 1,066,050
2,317,915
Entertainment — 0.1%
Societe Generale SA (Walt Disney Co. (The)),
13.77%, 05/11/23
(b)
............... 8 790,948
Financial Services — 1.0%
(e)
Barclays Bank plc (Berkshire Hathaway, Inc.),
10.49%, 05/02/23
(b)
............... 11 3,485,491
Citigroup, Inc. (Fiserv, Inc.), 10.31%, 07/26/23 9 1,068,013

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Financial Services (continued)
Goldman Sachs International (Fidelity National
Information Services, Inc.)
14.91%, 05/03/23
(b)
............... USD 30 $ 1,719,519
24.19%, 06/22/23
(b)
............... 10 565,548
JPMorgan Structured Products BV (Mastercard,
Inc.), 9.07%, 05/01/23
(b)
............ 9 3,274,505
JPMorgan Structured Products BV (Visa, Inc.)
16.68%, 05/15/23
(b)
............... 1 182,890
9.62%, 07/26/23
(e)
................ 3 606,077
Nomura Holdings, Inc. (Equitable Holdings,
Inc.), 21.97%, 06/02/23
(b)
........... 14 354,249
SGA Societe Generale Acceptance NV (Apollo
Global Management, Inc.), 22.12%, 05/11/23
(b)
........................... 3 170,284
11,426,576
Food Products — 0.4%
BNP Paribas SA (Danone SA),
20.41%, 07/10/23
(b)
............... EUR 3 186,082
BNP Paribas SA (Hershey Co. (The)),
8.90%, 07/31/23
(b)
................ USD 4 999,162
Citigroup, Inc. (Archer-Daniels-Midland Co.),
11.93%, 07/26/23 ................ 11 864,702
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 23.51%, 05/04/23
(b)
....... 22 835,197
SGA Societe Generale Acceptance NV (PPB
Group Bhd), 8.24%, 06/08/23 ........ 7 1,289,887
4,175,030
Ground Transportation — 0.1%
SGA Societe Generale Acceptance NV (Norfolk
Southern Corp.), 14.08%, 07/28/23 .... 3 597,679
SGA Societe Generale Acceptance NV (Union
Pacific Corp.), 12.62%, 06/05/23 ...... 5 1,037,409
1,635,088
Health Care Equipment & Supplies — 0.6%
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 5.80%, 05/08/23
(b)
........... 7 1,742,832
HSBC Bank plc (Koninklijke Philips NV),
49.20%, 05/25/23
(b)
............... EUR 18 346,840
Nomura Bank International plc (Boston
Scientific Corp.), 10.09%, 07/27/23 .... USD 16 800,890
Nomura Holdings, Inc. (Zimmer Biomet
Holdings, Inc.), 15.66%, 06/12/23
(b)
.... 5 659,967
Royal Bank of Canada (Abbott Laboratories),
4.74%, 06/02/23
(b)
................ 10 1,057,150
SGA Societe Generale Acceptance NV (Baxter
International, Inc.), 20.91%, 06/02/23
(b)
.. 23 1,011,247
SGA Societe Generale Acceptance NV
(Medtronic plc), 16.21%, 06/12/23
(b)
.... 12 969,818
6,588,744
Health Care Providers & Services — 1.4%
BNP Paribas SA (Humana, Inc.)
22.70%, 05/04/23
(b)
............... —
(m)
199,122
12.62%, 07/28/23
(b)
............... 3 1,538,338
Citigroup, Inc. (Elevance Health, Inc.)
6.78%, 06/02/23 ................. 4 1,827,918
17.53%, 06/12/23
(b)
............... 1 381,091
HSBC Bank plc (Cigna Group (The))
7.61%, 05/08/23
(b)
................ 8 1,928,417
20.40%, 05/11/23
(b)
............... 2 484,954
Nomura Holdings, Inc. (Cardinal Health, Inc.),
19.71%, 06/02/23
(b)
............... 7 550,041
Royal Bank of Canada (AmerisourceBergen
Corp.), 10.90%, 05/04/23
(b)
.......... 6 880,076
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
SGA Societe Generale Acceptance NV (HCA
Healthcare, Inc.), 10.86%, 06/08/23 .... USD 4 $ 1,070,824
SGA Societe Generale Acceptance NV
(Laboratory Corp. of America Holdings)
26.88%, 05/11/23
(b)
............... 3 648,173
10.33%, 07/26/23 ................ 1 320,761
SGA Societe Generale Acceptance NV
(McKesson Corp.), 9.01%, 05/08/23
(b)
.. 5 1,725,485
Societe Generale SA (CVS Health Corp.),
10.39%, 05/04/23
(b)
............... 24 1,781,346
Societe Generale SA (UnitedHealth Group,
Inc.), 8.39%, 06/01/23 ............. 7 3,578,632
16,915,178
Hotels, Restaurants & Leisure — 1.0%
BMO Capital Markets Corp. (Marriott
International, Inc.) + 0.00%),
16.26%, 05/03/23
(a)(b)
.............. 10 1,610,630
Goldman Sachs International (Aramark),
15.48%, 05/10/23
(b)
............... 42 1,464,683
JPMorgan Structured Products BV (Yum!
Brands, Inc.), 8.22%, 05/04/23
(b)
...... 7 917,479
Royal Bank of Canada (McDonald's Corp.),
6.99%, 07/26/23
(b)
................ 15 4,322,009
SGA Societe Generale Acceptance NV
(Domino's Pizza, Inc.), 13.10%, 07/20/23 2 589,914
SGA Societe Generale Acceptance NV (Hilton
Worldwide Holdings, Inc.)
12.11%, 05/03/23
(b)
............... 7 1,037,531
13.17%, 07/27/23 ................ 7 1,019,250
Societe Generale SA (Flight Centre Travel
Group Ltd), 16.24%, 05/04/23
(b)
....... 5 1,129,942
12,091,438
Household Durables — 0.1%
(b)
Citigroup, Inc. (Sony Group Corp.),
16.08%, 06/29/23 ................ 4 361,023
Nomura Holdings, Inc. (Newell Brands, Inc.),
32.68%, 06/02/23 ................ 24 283,977
Royal Bank of Canada (NVR, Inc.),
9.77%, 07/25/23 ................. —
(m)
299,291
944,291
Household Products — 0.0%
BNP Paribas SA (Reckitt Benckiser Group plc),
12.90%, 07/10/23
(b)
............... GBP 3 203,643
Industrial Conglomerates — 0.0%
HSBC Bank plc (Siemens AG),
19.40%, 05/18/23
(b)
............... EUR 1 162,695
Industrial REITs — 0.0%
SGA Societe Generale Acceptance NV
(Prologis, Inc.), 12.50%, 06/01/23 ..... USD 3 323,655
Insurance — 0.4%
BNP Paribas SA (Prudential plc),
19.94%, 07/10/23
(b)
............... GBP 31 457,326
JPMorgan Structured Products BV (American
International Group, Inc.), 14.84%, 06/26/23
(b)
........................... USD 12 649,052
JPMorgan Structured Products BV (Chubb Ltd),
11.68%, 07/26/23
(e)
............... 6 1,212,450
JPMorgan Structured Products BV (Fidelity
National Financial, Inc.), 26.89%, 06/26/23
(b)
........................... 16 573,819
Mizuho Markets Cayman LP (Willis Towers
Watson plc), 19.45%, 05/04/23
(b)
...... 2 462,751

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Insurance (continued)
Royal Bank of Canada (Travelers Cos, Inc.
(The)), 6.68%, 06/02/23
(b)
........... USD 5 $ 843,867
4,199,265
Interactive Media & Services — 0.5%
JPMorgan Structured Products BV (Alphabet,
Inc.), 16.85%, 06/22/23
(b)
........... 2 173,255
JPMorgan Structured Products BV (Meta
Platforms, Inc.)
21.28%, 06/22/23
(b)
............... 1 277,431
15.49%, 07/27/23
(b)(e)
.............. 7 1,601,897
SGA Societe Generale Acceptance NV
(Alphabet, Inc.), 14.34%, 07/26/23 ..... 39 4,085,376
6,137,959
IT Services — 0.1%
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 15.07%, 06/07/23
(b)
... 14 847,529
Life Sciences Tools & Services — 0.6%
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 12.66%, 07/28/23
(b)
........... 5 2,536,025
Nomura Holdings, Inc. (Charles River
Laboratories International, Inc.),
11.24%, 05/04/23 ................ 9 1,633,940
Royal Bank of Canada (Danaher Corp.),
12.17%, 07/21/23
(b)
............... 14 3,190,151
7,360,116
Machinery — 2.9%
Barclays Bank plc (Caterpillar, Inc.),
15.27%, 08/02/23 ................ 5 1,018,245
Barclays Bank plc (PACCAR, Inc.),
13.30%, 07/26/23 ................ 12 864,877
BMO Capital Markets Corp. (Parker-Hannifin
Corp.), 10.66%, 05/05/23
(b)
.......... 3 1,070,046
BNP Paribas SA (Otis Worldwide Corp.),
10.88%, 07/27/23
(b)
............... 7 608,356
Mizuho Markets Cayman LP (Deere & Co.),
12.50%, 05/18/23
(b)
............... 3 973,918
Royal Bank of Canada (Spirax-Sarco
Engineering plc)
5.77%, 05/01/23
(b)
................ 1 4,322,762
9.19%, 05/03/23
(b)
................ 1 3,257,759
6.06%, 05/09/23
(b)
................ 1 5,443,313
5.72%, 05/16/23
(b)
................ 1 4,325,053
4.67%, 05/19/23
(b)
................ 1 4,266,274
5.56%, 05/25/23
(b)
................ 1 4,275,031
5.37%, 06/01/23
(b)
................ 1 4,267,361
34,692,995
Media — 0.2%
BNP Paribas SA (Comcast Corp.)
16.77%, 06/14/23
(b)
............... 18 686,548
11.96%, 07/28/23
(b)
............... 38 1,505,093
Goldman Sachs International (Fox Corp.),
17.81%, 06/22/23
(b)
............... 6 208,024
2,399,665
Metals & Mining — 0.1%
SGA Societe Generale Acceptance NV (Nucor
Corp.), 11.44%, 06/05/23 ........... 4 608,383
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
(b)
BMO Capital Markets Corp. (Sempra Energy),
15.38%, 06/26/23 ................ USD 2 $ 249,601
SGA Societe Generale Acceptance NV
(Public Service Enterprise Group, Inc.),
19.88%, 06/12/23 ................ 6 391,931
641,532
Oil, Gas & Consumable Fuels — 0.4%
Barclays Bank plc (Devon Energy Corp.),
24.05%, 05/02/23
(b)
............... 30 1,609,728
BNP Paribas SA (Kosmos Energy Ltd),
32.44%, 06/26/23
(b)
............... 27 177,637
JPMorgan Structured Products BV (Hess
Corp.), 16.59%, 07/27/23
(e)
.......... 3 504,045
JPMorgan Structured Products BV (Valero
Energy Corp.), 20.69%, 07/28/23
(b)(e)
... 4 401,531
Nomura Holdings, Inc. (ConocoPhillips),
17.51%, 06/14/23
(b)
............... 2 176,653
Royal Bank of Canada (Marathon Petroleum
Corp.), 19.02%, 05/02/23
(b)
.......... 14 1,686,742
Royal Bank of Canada (Shell plc),
18.08%, 05/18/23
(b)
............... GBP 13 376,217
Royal Bank of Canada (Williams Cos, Inc.
(The)), 23.00%, 05/04/23
(b)
.......... USD 11 318,568
5,251,121
Personal Care Products — 0.1%
BNP Paribas SA (Unilever plc),
15.57%, 06/26/23
(b)
............... 11 598,625
Pharmaceuticals — 0.6%
Barclays Bank plc (Bayer AG),
34.57%, 05/25/23
(b)
............... EUR 11 690,123
Barclays Bank plc (Sanofi), 13.12%, 05/25/23
(b)
7 804,095
BNP Paribas SA (Eli Lilly & Co.),
16.98%, 06/14/23
(b)
............... USD 1 190,906
Royal Bank of Canada (AstraZeneca plc),
20.32%, 05/18/23
(b)
............... GBP 4 592,916
SGA Societe Generale Acceptance NV (Bristol-
Myers Squibb Co.), 12.08%, 07/27/23 .. USD 30 2,000,438
SGA Societe Generale Acceptance NV (Merck
KGaA), 10.76%, 07/31/23 .......... 27 3,046,290
SGA Societe Generale Acceptance NV (Novo
Nordisk A/S), 19.56%, 05/04/23
(b)
..... 1 206,614
7,531,382
Professional Services — 0.1%
(b)
Goldman Sachs International (SS&C
Technologies Holdings, Inc.),
16.43%, 06/22/23 ................ 13 725,513
Mizuho Markets Cayman LP (Robert Half
International, Inc.), 20.70%, 05/15/23 ... 1 95,780
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 14.25%, 06/22/23 ..... 5 443,907
1,265,200
Retail REITs — 0.1%
Barclays Bank plc (Simon Property Group,
Inc.), 12.10%, 05/10/23
(b)
........... 14 1,597,545
Semiconductors & Semiconductor Equipment — 0.6%
JPMorgan Structured Products BV (Broadcom,
Inc.), 7.64%, 05/24/23
(b)
............ 3 2,080,421
JPMorgan Structured Products BV (NVIDIA
Corp.), 13.97%, 05/24/23 ........... 8 2,149,338
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 20.00%, 05/18/23
(b)
........... 12 1,388,934

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada (Analog Devices, Inc.),
14.97%, 05/18/23
(b)
............... USD 9 $ 1,591,263
7,209,956
Software — 0.8%
BNP Paribas SA (Palo Alto Networks, Inc.),
13.12%, 05/19/23
(b)
............... 11 2,004,875
BNP Paribas SA (ServiceNow, Inc.),
16.46%, 07/27/23
(b)
............... 4 1,609,839
JPMorgan Structured Products BV (Salesforce,
Inc.), 8.64%, 05/24/23 ............. 8 1,592,179
Nomura Bank International plc (Microsoft Corp.)
19.39%, 06/14/23
(b)
............... 2 571,697
12.25%, 07/26/23 ................ 14 3,992,812
9,771,402
Specialized REITs — 0.1%
BNP Paribas SA (Public Storage),
10.60%, 05/04/23
(b)
............... 6 1,735,970
Specialty Retail — 0.4%
BMO Capital Markets Corp. (Ross Stores, Inc.),
13.41%, 06/29/23
(b)
............... 2 189,432
BNP Paribas SA (AutoZone, Inc.),
10.03%, 05/23/23
(b)
............... —
(m)
771,612
BNP Paribas SA (Home Depot, Inc. (The)),
10.17%, 05/17/23
(b)
............... 3 865,073
BNP Paribas SA (O'Reilly Automotive, Inc.),
9.39%, 07/27/23
(b)
................ 1 1,200,734
Citigroup, Inc. (Advance Auto Parts, Inc.),
16.23%, 05/23/23
(b)
............... 3 371,138
Nomura Holdings, Inc. (TJX Cos, Inc. (The)),
11.62%, 05/18/23 ................ 22 1,701,050
5,099,039
Technology Hardware, Storage & Peripherals — 0.7%
(b)
BNP Paribas SA (Apple, Inc.)
13.80%, 05/01/23
(b)
............... 11 1,770,721
10.50%, 05/19/23
(b)
............... 16 2,709,465
10.32%, 05/31/23
(b)
............... 26 4,368,521
8,848,707
Textiles, Apparel & Luxury Goods — 0.0%
Nomura Holdings, Inc. (Ralph Lauren Corp.),
22.38%, 06/02/23
(b)
............... 3 299,932
Tobacco — 0.2%
Merrill Lynch International & Co. (Altria Group,
Inc.), 16.65%, 06/02/23
(b)
........... 5 214,266
Royal Bank of Canada (British American
Tobacco plc), 10.94%, 05/25/23
(b)
..... GBP 12 447,978
SGA Societe Generale Acceptance NV (Philip
Morris International, Inc.), 6.16%, 06/05/23 USD 17 1,634,418
2,296,662
Trading Companies & Distributors — 0.0%
Merrill Lynch International & Co. (MSC
Industrial Direct Co., Inc.), 22.44%, 06/02/23
(b)
........................... 2 206,776
Wireless Telecommunication Services — 0.1%
(b)
Royal Bank of Canada (Rogers
Communications, Inc.), 13.20%, 06/07/23 CAD 7 353,719
Royal Bank of Canada (Vodafone Group plc),
20.72%, 05/25/23 ................ GBP 437 507,681
861,400
Total Equity-Linked Notes — 17.3%
(Cost: $203,114,590) ............................. 204,465,873
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(n)
................... USD 345 $ 305,889
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(n)
................... 61 54,061
Bleriot US Bidco, Inc., Term Loan, (3-mo.
LIBOR USD + 4.00%), 9.16%
,
 10/30/26 . 83 82,678
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 55 53,277
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.58%
,
 04/06/26 ................. 274 268,986
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.58%
,
 04/06/26 ................. 147 144,599
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.83%
,
 02/01/28 ................. 221 215,891
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 190 181,377
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.16%
,
 11/05/28 207 205,928
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.15%
,
 08/24/28 ..... 92 91,855
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 02/22/27 .. 219 219,133
1,823,674
Automobile Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.80%
,
 05/06/30 ................. 440 438,342
Clarios Global LP, Term Loan, 05/06/30
(n)
... 301 300,497
738,839
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.48%
,
 12/14/27
(a)
.......... 219 217,564
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.25%
,
 01/24/29 ................. 610 541,288
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30 ................ 206 154,852
696,140
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.25%), 8.31%
,
 11/24/28 ...... 178 177,704
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.30%
,
 06/30/27 ................ 321 271,430
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.52%
,
 02/12/27 ........... 425 335,043
Pug LLC, Term Loan B2, (1-mo. LIBOR USD at
0.50% Floor + 4.25%), 9.27%
,
 02/12/27
(d)
38 30,348
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.48%
,
 02/28/30
(d)
73 72,909

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.76%
,
 12/21/27
(d)
................ USD 112 $ 108,444
995,878
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.33%
,
 05/13/29 46 45,875
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.24%
,
 04/12/28 ........... 53 47,801
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
4.25% - 8.58%
,
 11/23/27 ............ 214 193,621
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.58%
,
 10/02/28 ........... 90 84,735
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 0.00%), 3.50% -
8.65%
,
 10/02/28 ................. 1 479
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.58%
,
 04/28/29 ................. 149 148,168
Jeld-Wen, Inc., Term Loan, (1-mo. LIBOR USD
+ 2.25%), 7.27%
,
 07/28/28 .......... 117 115,924
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.25%),
8.46%
,
 12/31/26 ................. 230 223,357
859,960
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.52%
,
 07/31/26 ................. 163 161,486
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
7.90%
,
 12/20/29 ................. 136 136,105
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.52%, 07/24/26 ............... 189 180,252
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.73%, 07/24/26 ......... 82 78,150
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.62%, 10/22/26 ......... 176 174,485
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.78%, 10/22/27 ......... 81 79,637
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.48%
,
 06/30/28 ........... 218 214,872
Greenhill & Co., Inc., Term Loan, (3-mo. LIBOR
USD + 3.25%), 8.20%
,
 04/12/24 ...... 112 109,058
Ion Trading Finance Ltd., Term Loan, (3-mo.
LIBOR USD + 4.75%), 9.91%
,
 04/01/28 . 76 72,897
Mercury Borrower, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 3.50%),
8.56%
,
 08/02/28 ................. 267 260,688
Mercury Borrower, Inc., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.63%
,
 08/02/29 ........... 104 92,855
1,560,485
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.77%
,
 09/30/28 ................. USD 205 $ 186,759
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.02%
,
 11/24/27
(d)
.......... 90 89,265
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 290 286,086
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 12/29/27 ........... 64 48,709
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.28%
,
 10/04/29 ...... 199 189,901
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.65%
,
 06/09/28 ........... 188 186,868
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
6.98%
,
 01/31/26 ................. 295 294,079
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.48%
,
 02/15/30 ................. 37 37,139
Herens Holdco SARL, Facility Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 3.93%),
9.08%
,
 07/03/28 ................. 160 147,217
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.58%
,
 02/18/30 ................. 72 71,790
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.60%
,
 10/15/28 ................. 219 212,369
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.60%
,
 06/30/27 ................. 107 105,808
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
7.66%
,
 03/02/26 ................. 183 182,929
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.48%
,
 03/29/28 ................. 241 239,947
Nouryon Finance BV, Term Loan, (3-mo. CME
Term SOFR + 2.75%), 7.90%
,
 10/01/25 .. 27 27,258
Oxea Holding Vier GMBH, Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.39%
,
 10/14/24 ................. 219 212,614
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.02%
,
 03/16/27 ........... 52 51,026
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.38%
,
 08/02/28 ........... 152 149,537
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 112 111,881
2,831,182

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.83%
,
 05/12/28 ................. USD 392 $ 377,608
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.76% -
9.03%
,
 02/15/29 ................. 136 130,194
Aramark Intermediate HoldCo Corp., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 03/11/25 ................. 60 60,100
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. LIBOR USD + 2.50%),
7.52%
,
 04/06/28 ................. 116 115,529
Asplundh Tree Expert LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.77%
,
 09/07/27 . 259 257,695
Clean Harbors, Inc., Term Loan, (1-mo. LIBOR
USD + 2.00%), 7.02%
,
 10/08/28 ...... 147 147,689
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.48%
,
 11/30/28 ................. 207 206,215
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.48%
,
 11/30/28 ................. 15 15,282
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.15%
,
 05/31/27 ................. 145 144,620
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.27% - 9.52%
,
 12/15/28 ...... 130 106,476
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. LIBOR USD at 0.75%
Floor + 2.75%), 7.84%
,
 09/23/26 ...... 180 179,587
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.98%
,
 08/31/28 ................. 585 584,251
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.08%
,
 11/02/27 ................. 240 220,659
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.10%
,
 07/30/28 ................ 153 147,261
2,693,166
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.44%
,
 01/18/30 ..... 27 26,966
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.60%
,
 03/02/29 ................. 239 231,277
258,243
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.25%),
9.14% - 9.41%
,
 06/21/24 ........... 222 208,163
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.10%
,
 01/21/28 ..... 108 107,266
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.50%),
8.52%
,
 05/12/28 ................. 190 186,127
501,556
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.08%
,
 01/15/27 ........... USD 186 $ 184,746
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.98%
,
 03/08/29 ................ 164 140,798
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.50%
,
 04/29/29 ................. 164 158,167
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.33%
,
 09/22/28 ........... 144 143,785
627,496
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. LIBOR USD + 2.00%),
7.02%, 09/13/26 ............... 191 189,922
(1-mo. CME Term SOFR + 2.75%),
7.77%, 11/22/28 ............... 132 132,156
322,078
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.85%
,
 12/01/27 ...... 400 394,097
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.99%
,
 08/14/26 ................. 125 124,551
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.35%
,
 02/05/26 ................. 96 95,793
Pregis TopCo LLC, 1st Lien Term Loan,
07/31/26
(n)
..................... 40 39,277
Trident TPI Holdings, Inc., Term Loan B3, (3-
mo. LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 09/15/28 ................. 180 174,763
828,481
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.02%
,
 10/28/27
(a)
................ 166 155,984
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.58%
,
 12/11/28 ............ 115 104,842
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.83%
,
 12/10/29 ........... 125 108,281
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.35%
,
 11/24/28
(d)
..... 142 141,844
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.76%
,
 01/15/27 . 354 353,014
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
8.90%
,
 07/30/25 ................. 127 126,060
Veritas US, Inc., Term Loan B, (1-mo.
LIBOR USD at 1.00% Floor + 5.00%),
10.02%
,
 09/01/25 ................ 397 304,417
Wand Newco 3, Inc., 1st Lien Term Loan B1, (1-
mo. LIBOR USD + 2.75%), 7.77%
,
 02/05/26 298 291,715

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
WCG Purchaser Corp., 1st Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.00%),
8.95%
,
 01/08/27 ................. USD 154 $ 147,126
1,577,299
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
LIBOR USD + 2.00%), 7.03%
,
 05/11/24
(a)
106 105,771
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.01%, 07/15/25 ............... 53 52,442
(3-mo. LIBOR USD + 2.75%),
8.01%, 01/31/26 ............... 111 109,966
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.53%
,
 12/11/26 ................. 686 681,795
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.60%
,
 10/02/27 .......... 111 94,637
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.81%
,
 05/01/28 .......... 151 144,026
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.58%
,
 11/04/26 ................. 237 236,333
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.85%
,
 03/01/27 ................. 172 146,863
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.35%
,
 03/15/27 ................. 244 165,356
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.25%),
9.20% - 9.27%
,
 09/01/28 ........... 135 108,062
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.27%
,
 09/25/26 ................. 357 294,161
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
8.20%
,
 01/31/29 ................. 107 105,841
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 8.02%
,
 03/09/27 . 518 419,579
2,559,061
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
7.02%
,
 01/15/25
(a)
................ 71 71,327
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.91%
,
 06/23/28 ........... 189 180,909
Graftech International Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.02%
,
 02/12/25 ................. 49 48,383
229,292
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.85%
,
 07/02/29
(a)
................ 140 139,701
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.40%
,
 10/05/28
(a)
USD 340 $ 335,734
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
7.95%
,
 04/22/26 ................. 273 208,471
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.25%
,
 05/24/29 ........... 19 18,972
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.15%
,
 03/08/30 ........... 120 118,600
City Football Group Ltd., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.27%
,
 07/21/28 ................. 230 223,812
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.48%
,
 11/27/28 ................. 183 182,429
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.23%
,
 01/15/30 ................. 151 151,113
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.80%
,
 10/19/26 ................. 503 496,400
Playtika Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 2.75%), 7.77%
,
 03/13/28 . 223 221,735
SMG US Midco 2, Inc., 1st Lien Term Loan, (3-
mo. LIBOR USD + 2.50%), 7.77%
,
 01/23/25 158 156,443
UFC Holdings LLC, 1st Lien Term Loan B3, (3-
mo. LIBOR USD at 0.75% Floor + 2.75%),
8.05%
,
 04/29/26 ................. 107 107,114
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. LIBOR USD
+ 2.75%), 7.78%
,
 05/18/25 .......... 375 373,898
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.15%
,
 01/20/28 . 379 377,783
2,636,770
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, 12/21/28
(n)
........... 17 16,335
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28 . 205 192,563
Belron Finance LLC, Term Loan, (3-mo. LIBOR
USD + 2.25%), 7.56%
,
 10/30/26 ...... 173 172,750
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.83%
,
 04/18/29 ................. 54 53,865
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.80%
,
 04/13/28 ................. 175 174,417
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.65%
,
 04/09/27 ...... 688 663,903
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 11.91%
,
 04/07/28 ........... 195 179,074
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.77%
,
 12/17/27 ................. 80 73,738

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Financial Services (continued)
Lions Gate Capital Holdings LLC, Term
Loan B, (1-mo. LIBOR USD + 2.25%),
7.27%
,
 03/24/25 ................. USD 184 $ 180,936
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.02%
,
 12/11/26 ...... 314 304,187
Travelport Finance SARL, 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%),
13.08%
,
 05/29/26 ................ 148 91,526
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
7.87%
,
 01/31/29 ................. 74 73,000
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.35%
,
 03/31/28 ..... 109 108,441
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.73%
,
 10/19/27 ........... 187 185,450
2,470,185
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.85%
,
 10/01/25 ........... 204 179,053
B&G Foods, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.50%), 7.52%
,
 10/10/26 ...... 36 34,612
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.60%
,
 10/25/27 ................. 404 401,680
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (3-mo. LIBOR USD + 2.25%),
7.41%
,
 01/29/27 ................. 456 449,713
H-Food Holdings LLC, Term Loan, (1-mo.
LIBOR USD + 3.69%), 8.71%
,
 05/23/25 . 70 54,488
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.52%
,
 08/03/25 ................. 95 95,160
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 121 120,645
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.77%
,
 06/08/28 ........... 187 184,383
Triton Water Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%
,
 03/31/28 ........... 272 257,560
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.10%
,
 01/20/28 ................. 334 333,219
2,110,513
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.62%
,
 04/06/28 ...... 93 88,578
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
6.85%
,
 08/06/27 ................. 107 105,622
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.00%
,
 12/30/26 ................. 174 173,166
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. LIBOR USD + 5.50%), 10.45% -
10.77%
,
 08/04/25 ................ 80 72,596
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Uber Technologies, Inc., Term Loan, 7.66% -
7.87%
,
 03/03/30 ................. USD 202 $ 201,733
641,695
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 11/03/28 ................. 304 294,702
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD + 4.50%), 9.66%
,
 03/05/26 . 109 97,777
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.35%
,
 05/04/28 ................. 111 110,583
Medline Borrower LP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 10/23/28 ................. 603 584,508
1,087,570
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.27%
,
 09/29/28 ........... 163 161,428
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.46%
,
 11/08/27 ............ 124 122,699
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.10%
,
 11/01/28 ................. 264 261,503
Envision Healthcare Corp., Term Loan
(3-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.15%, 03/31/27 ......... 185 19,131
(3-mo. CME Term SOFR at 1.00% Floor +
7.88%), 12.92%, 03/31/27 ......... 41 32,116
EyeCare Partners LLC, 1st Lien Term Loan
(1-mo. LIBOR USD + 3.75%),
8.77%, 02/18/27 ............... 147 119,748
(1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.77%, 11/15/28 .......... 48 38,723
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.75%), 11.77%
,
 11/15/29 ........... 62 46,438
MED ParentCo. LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 4.25%), 9.27%
,
 08/31/26 . 209 191,405
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.24%
,
 11/01/28 ...... 115 110,556
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.99%
,
 11/01/29 ...... 87 78,844
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.77%
,
 10/27/28 ........... 91 90,848
PetVet Care Centers LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.52%
,
 02/14/25 ........... 6 5,636
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.70%
,
 08/31/26 ................. 68 67,424
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.31%
,
 05/16/29 ................. 53 52,520
1,399,019

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(n)
................. USD 43 $ 40,575
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46%
,
 02/15/29 ................. 353 330,286
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 498 460,882
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 9.02%
,
 08/27/25 . 299 298,288
1,130,031
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 11/19/26 ................. 341 336,773
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.77%
,
 02/02/26 ................. 153 144,021
Bally's Corp., Facility Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.20%
,
 10/02/28 ................. 124 119,473
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.33%
,
 02/06/30 ........... 142 141,290
Carnival Corp., Term Loan, (1-mo. LIBOR USD
at 0.75% Floor + 3.00%), 8.02%
,
 06/30/25 267 265,084
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.08%
,
 03/17/28 ................. 86 85,971
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.98%
,
 01/27/29 ........... 579 562,459
Flutter Entertainment plc, Term Loan, (3-mo.
LIBOR USD + 2.25%), 7.41%
,
 07/21/26 . 181 180,537
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.41%
,
 07/22/28 ................. 206 206,095
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.33%
,
 11/30/29 ............ 204 204,885
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.82%
,
 06/22/26 ................. 177 176,579
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.08%
,
 12/15/27 ................. 267 262,530
Light and Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.98%
,
 04/14/29 ........... 146 145,271
Packers Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.24%
,
 03/09/28 ................. 128 62,923
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.83%
,
 05/03/29 ........... 238 237,089
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.14%
,
 01/05/29 ................. 56 55,736
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.06%
,
 08/25/28 ........... 75 74,436
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.28%
,
 02/08/27 ................. USD 219 $ 216,404
Whatabrands LLC, Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 08/03/28 ................. 291 287,532
Wyndham Hotels & Resorts, Inc., Term
Loan B, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 05/30/25 ................. 28 28,380
3,793,468
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.25%),
9.41%
,
 05/17/28 ................. 184 145,129
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29
(d)
.......... 334 302,780
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
9.01%
,
 10/06/28 ................. 125 105,172
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.27%
,
 10/30/27 ........... 354 314,608
867,689
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 7.85%
- 8.06%
,
 09/29/28 ................ 213 212,321
Spectrum Brands, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.00%),
6.96%
,
 03/03/28 ................. 91 89,637
301,958
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (1-mo. LIBOR USD
+ 2.00%), 7.02%
,
 08/12/26 .......... 72 71,727
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.46%
,
 12/15/27 ........... 202 201,250
272,977
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.51%
,
 11/05/27 ............ 482 477,082
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.38%
,
 11/05/27 .......... 362 358,746
AmWINS Group, Inc., Term Loan
(1-mo. LIBOR USD at 0.75% Floor +
2.25%), 7.27%, 02/19/28 ......... 275 271,660
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.83%, 02/19/28 ......... 55 54,588
AssuredPartners, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.52%, 02/12/27 ......... 330 324,040
Hub International Ltd., Term Loan
(2-mo. LIBOR USD + 3.00%), 8.02% -
8.16%, 04/25/25 ............... 343 341,947
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.73%, 11/10/29 .......... 74 73,622

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Insurance (continued)
Hub International Ltd., Term Loan B3, (2-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.23% - 8.41%
,
 04/25/25 ........... USD 332 $ 331,218
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.08%
,
 09/01/27 ................. 225 224,516
USI, Inc., Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.65%
,
 11/22/29 334 332,693
2,790,112
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
7.91%
,
 06/26/28 ................. 175 175,304
Camelot US Acquisition 1 Co., Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.02%, 10/30/26 ......... 432 430,939
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.77%
,
 10/10/25 . 107 105,973
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 4.50%),
9.53%
,
 01/29/26 ................. 119 118,111
830,327
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
LIBOR USD + 5.25%), 10.27%
,
 01/31/28 . 175 146,417
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
LIBOR USD + 5.25%), 10.27%
,
 01/20/29 . 157 129,688
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.33%
,
 08/19/28 ..... 138 128,388
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.27%
,
 12/23/26 ...... 89 83,281
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 12.83%
,
 07/31/28 ........... 123 122,212
Epicor Software Corp., Term Loan C, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.27%
,
 07/30/27 ................. 78 76,470
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... 303 291,831
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.23%
,
 11/09/29 ................. 162 161,595
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. LIBOR USD + 2.00%),
7.02%
,
 08/10/27 ................. 229 228,891
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.73%
,
 02/24/28 ........... 434 428,588
Venga Finance SARL, Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.70%
,
 06/28/29 ................. 92 86,979
1,884,340
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.99%
,
 12/01/28 ........... 123 114,248
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
11.76%
,
 05/25/27 ................ 68 68,247
Security
Par (000)
Par (000) Value
Leisure Products (continued)
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.58%
,
 03/15/30 ................. USD 130 $ 129,837
312,332
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.33%
,
 11/08/27 ................. 197 196,188
Catalent Pharma Solutions, Inc., Term Loan
B3, (1-mo. LIBOR USD at 0.50% Floor +
2.00%), 7.06%
,
 02/22/28 ........... 253 250,052
Curia Global, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.83% - 8.90%
,
 08/30/26 ........... 25 21,610
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.60%
,
 02/04/27 ...... 219 206,744
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.41%, 07/03/28 ......... 348 347,608
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.03%
,
 10/19/27 ........... 275 274,272
Parexel International, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.27%
,
 11/15/28 ............ 372 365,183
1,661,657
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan,
08/17/26
(n)
..................... 166 162,873
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.50%
,
 04/20/29 ................. 69 69,092
Columbus McKinnon Corp., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.94%
,
 05/14/28 ................. 46 45,554
Filtration Group Corp., Term Loan
(1-mo. LIBOR USD + 3.00%),
8.02%, 03/31/25 ............... 214 213,913
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.52%, 10/21/28 ......... 172 170,467
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.83%
,
 03/01/27 ................. 172 170,645
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.58%
,
 03/31/27 ................. 303 301,488
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. 370 354,204
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 188 186,678
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.83%
,
 03/01/27 ................. 258 256,840
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 266 255,472
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.58%
,
 04/05/29 ................. 216 208,250

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... USD 334 $ 325,235
Vertiv Group Corp., Term Loan B, (1-mo.
LIBOR USD + 2.75%), 7.81%
,
 03/02/27 . 301 297,265
Zurn LLC, 1st Lien Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 2.00%),
7.02%
,
 10/04/28 ................. 23 22,671
3,040,647
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.60%
,
 03/03/25
(a)
.......... 156 148,888
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
............... 126 130,510
Cable One, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.00%), 7.02%
,
 05/03/28
(a)
..... 123 119,466
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
6.73% - 6.80%
,
 04/30/25
(a)
.......... 152 152,137
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.60% - 8.81%
,
 08/21/26
(a)
.......... 353 332,555
CMG Media Corp., 1st Lien Term Loan
B, (3-mo. LIBOR USD + 3.50%),
8.66%
,
 12/17/26
(a)
................ 90 76,869
Cogeco Communications Finance LP, Term
Loan B, (1-mo. LIBOR USD at 0.50% Floor
+ 2.50%), 7.52%
,
 09/01/28
(a)
......... 186 182,406
CSC Holdings LLC, Term Loan
(a)
(1-mo. LIBOR USD + 2.25%),
7.20%, 07/17/25 ............... 117 111,515
(1-mo. LIBOR USD + 2.50%),
7.45%, 04/15/27 ............... 211 185,719
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
10.02%
,
 08/02/27
(a)
............... 267 255,921
Eagle Broadband Investments LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.19%
,
 11/12/27
(a)
.......... 77 73,921
EW Scripps Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.85%
,
 01/07/28
(a)
................ 76 72,623
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.28%
,
 12/01/23
(a)
.......... 139 101,902
Nexstar Media, Inc., Term Loan B4, (1-mo.
LIBOR USD + 2.50%), 7.52%
,
 09/18/26
(a)
38 37,856
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
8.83%
,
 04/21/29
(a)(d)
............... 76 63,813
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.05%
,
 05/11/29
(a)(d)
............... 179 176,864
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.45%
,
 04/30/28
(a)
................ 139 136,308
2,359,273
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.16%
,
 03/08/24
(a)
.......... 531 477,780
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (3-mo. LIBOR USD at
1.00% Floor + 9.00%), 14.21%
,
 11/01/25 . USD 208 $ 220,220
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28 ........... 426 413,378
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.55%
,
 09/19/29 ........... 36 35,551
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 10/18/28 ........... 303 299,201
Murphy Oil USA, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 1.75%),
6.77%
,
 01/31/28 ................. 63 62,760
1,031,110
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 259 260,929
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.37%
,
 08/11/28 .. 261 259,892
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 92 89,047
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 290 281,825
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ 320 332,955
United AirLines, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.77%
,
 04/21/28 ................. 280 279,000
WestJet Airlines Ltd., Term Loan, 12/11/26
(n)
. 110 103,707
1,607,355
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.91%
,
 10/01/26
(a)
......... 634 626,621
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan, (1-
mo. LIBOR USD + 3.50%), 8.56%
,
 05/04/25 157 146,281
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 5.00%),
9.99%
,
 02/28/28 ................. 104 100,706
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.24%
,
 02/01/27 ................ 203 163,648
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.84%
,
 08/01/27 ................. 276 267,785
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.52%
,
 05/05/28 ................. 265 264,102
Organon & Co., Term Loan, (3-mo. LIBOR USD
at 0.50% Floor + 3.00%), 8.00%
,
 06/02/28 180 179,296
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.33%
,
 04/20/29
(d)
................ 110 109,084

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.00%
,
 11/18/27
(d)
.......... USD 206 $ 197,580
1,428,482
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.77%
,
 02/04/28 ................. 185 184,346
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.56%
,
 06/02/28 ................. 483 431,938
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.27%
,
 02/06/26 654 652,628
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.25%
,
 01/18/29 ................. 127 125,974
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.25%
,
 06/22/29 ...... 81 80,349
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.25%
,
 06/22/29 ................. 177 174,088
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 6.77%
,
 04/28/28 ........... 223 220,558
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.73%
,
 04/29/29
(d)
.......... 300 267,436
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.77%
,
 07/11/25 ................. 75 74,608
Trans Union LLC, Term Loan B5, (1-mo. LIBOR
USD + 1.75%), 6.77%
,
 11/16/26 ....... 213 212,135
Trans Union LLC, Term Loan B6, (1-mo.
LIBOR USD at 0.50% Floor + 2.25%),
7.27%
,
 12/01/28 ................. 198 197,316
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.13%
,
 02/28/27 ..... 262 257,978
2,879,354
Real Estate Management & Development — 0.0%
(n)
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. LIBOR USD + 2.75%),
7.77%, 08/21/25 ............... 144 140,487
 01/31/30
(n)
..................... 238 229,489
369,976
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.81%
,
 08/17/29 ................. 179 178,269
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.40%
,
 12/02/28 ................. 89 87,847
266,116
Security
Par (000)
Par (000) Value
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.40%
,
 09/18/26 ........... USD 87 $ 86,823
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.65%
,
 09/17/27 ........... 37 36,976
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.77%
,
 10/02/25 . 148 146,398
CCC Intelligent Solutions, Inc., Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.25%),
7.27%
,
 09/21/28 ................. 254 252,582
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 184 183,261
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 633 591,001
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.83%
,
 10/08/28 ................. 77 74,296
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.08%
,
 10/08/29 ................ 152 134,076
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.77%
,
 10/16/28 ........... 81 72,198
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.16%
,
 12/01/28 ................ 44 39,765
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.08%
,
 09/12/29 ................. 160 158,212
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.02%
,
 12/01/27 ........... 334 330,671
Informatica LLC, Term Loan, (1-mo. LIBOR
USD + 2.75%), 7.81%
,
 10/27/28 ...... 348 346,406
Instructure Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28 ................. 108 107,438
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ 208 174,920
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.53%
,
 07/27/29 ................ 349 262,635
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.84%
,
 03/01/29 ................. 313 294,326
MH Sub I LLC, 1st Lien Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.75%), 8.77%, 09/13/24 ......... 375 372,995
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.23%
,
 02/23/29 ................ 262 241,793
MH SUB I LLC, Term Loan, 04/25/28
(n)
.... 450 431,438
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.27%
,
 08/31/28 ................. 520 508,155
RealPage, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
8.02%
,
 04/24/28 ................. 608 589,742

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Software (continued)
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.05%
,
 08/01/25 ................. USD 150 $ 149,466
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 295 290,723
SS&C Technologies Holdings, Inc., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 04/16/25 ................. 31 30,556
SS&C Technologies Holdings, Inc., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.77%
,
 04/16/25 ................. 27 27,096
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%, 05/04/26 ......... 49 47,919
(3-mo. CME Term SOFR + 3.75%),
8.90%, 05/04/26 ............... 152 148,828
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.27%
,
 05/03/27 ................ 189 181,097
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.81%
,
 07/20/28 ........... 47 46,673
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.83%
,
 02/28/30 ................. 32 31,947
6,390,412
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. LIBOR USD + 4.00%),
8.93%, 02/07/25 ............... 61 58,680
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.17%, 03/31/26 ......... 255 245,611
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.10%
,
 05/04/28 . 305 299,439
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.83%
,
 02/11/28 ................. 301 299,082
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.08%
,
 08/04/28 ................. 178 177,634
Restoration Hardware, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.52%, 10/20/28 ......... 53 49,137
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.33%, 10/20/28 ......... 76 70,944
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.97%
,
 02/08/28 ........... 24 20,701
1,221,228
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%), 10.16%
- 10.21%
,
 07/23/26
(a)
.............. 67 49,901
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.58%
,
 02/20/29 ................. USD 134 $ 133,450
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.73%
,
 03/08/30 ................. 59 58,669
192,119
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-
mo. LIBOR USD + 2.25%), 7.27%
,
 05/19/28 74 73,537
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.60% -
7.69%
,
 07/27/28 ................. 408 405,274
SRS Distribution, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.52%, 06/02/28 ......... 309 294,092
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.58%, 06/02/28 ......... 74 70,774
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
12.46%
,
 05/30/24
(d)
............... 68 65,731
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.46%
,
 08/28/24
(d)
................ 208 116,420
1,025,828
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28
(n)
..................... 151 148,700
KKR Apple Bidco LLC, 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.75%),
10.77%
,
 09/21/29 ................ 35 34,300
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.30%
,
 12/15/26
(d)
............... 121 115,152
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.13%
,
 03/17/30 ................. 40 37,350
335,502
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.27%
,
 05/27/24 ................. 102 92,190
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.85%
,
 04/30/28 ........... 130 128,537
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.78%
,
 04/11/25 .. 211 210,382
431,109
Total Floating Rate Loan Interests — 5.7%
(Cost: $70,130,508) .............................. 68,052,367
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(e)
..................... 243 228,921
China — 0.0%
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a)(e)(g)
. 390 365,576

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. USD 475 $ 454,076
4.63%, 11/02/31 ................. 380 282,340
8.88%, 01/13/33 ................. 458 442,829
5.88%, 05/28/45 ................. 290 188,718
1,367,963
Indonesia — 0.1%
(e)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. 250 235,984
Pertamina Persero PT, 3.65%
,
07/30/29 ... 392 366,839
602,823
Mexico — 0.2%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(e)
..................... 458 452,218
Petroleos Mexicanos
6.50%, 03/13/27 ................. 582 518,795
8.75%, 06/02/29 ................. 464 424,850
5.95%, 01/28/31 ................. 519 383,748
6.70%, 02/16/32 ................. 474 364,091
2,143,702
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(e)
............ 217 159,604
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 200 191,505
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 200 153,663
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(e)
..................... 461 447,112
Total Foreign Agency Obligations — 0.5%
(Cost: $6,287,683) .............................. 5,660,869
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(e)
.... 267 238,264
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 468 425,090
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 ................. 757 717,636
3.88%, 04/25/27 ................. 205 184,154
3.13%, 04/15/31 ................. 1,053 779,417
8.00%, 04/20/33 ................. 518 515,831
2,197,038
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(e)
................ 300 305,306
5.95%, 01/25/27
(e)
................ 587 581,607
5.50%, 02/22/29
(b)
................ 261 248,325
4.50%, 01/30/30
(e)
................ 200 176,600
4.50%, 01/30/30
(b)
................ 383 338,189
7.05%, 02/03/31
(b)
................ 165 167,527
4.88%, 09/23/32
(b)
................ 683 587,081
2,404,635
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(b)
.. 200 99,600
Security
Par (000)
Par (000) Value
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(e)
................ USD 400 $ 390,075
5.25%, 08/10/29
(b)
................ 227 220,942
3.70%, 10/07/33
(e)
................ 408 340,374
4.65%, 10/07/41
(b)
................ 521 425,038
1,376,429
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 88 88,072
5.25%, 06/16/29
(b)
................ 555 548,860
636,932
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 240 240,495
Republic of Indonesia
4.10%, 04/24/28 ................. 430 424,571
6.75%, 01/15/44
(e)
................ 387 457,217
1,122,283
Ivory Coast — 0.1%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(e)
. 806 767,363
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(e)
..................... 200 192,100
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 418 403,579
2.66%, 05/24/31 ................. 843 712,230
8.30%, 08/15/31 ................. 35 41,350
4.88%, 05/19/33 ................. 200 193,663
6.35%, 02/09/35 ................. 200 214,037
1,564,859
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(e)
..... 200 182,850
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(e)
................ 256 226,448
5.95%, 03/08/28
(b)
................ 239 245,095
471,543
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 280 227,552
7.63%, 11/28/47
(e)
................ 213 132,300
359,852
Oman — 0.1%
Oman Government Bond
(e)
6.50%, 03/08/47 ................. 427 399,592
6.75%, 01/17/48 ................. 754 727,751
1,127,343
Pakistan — 0.0%
Islamic Republic of Pakistan
(e)
6.00%, 04/08/26 ................. 600 214,425
7.38%, 04/08/31 ................. 240 80,595
295,020
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28 ................. 232 223,343
3.16%, 01/23/30 ................. 600 529,988
6.40%, 02/14/35 ................. 511 540,319

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Panama (continued)
6.85%, 03/28/54 ................. USD 525 $ 547,312
1,840,962
Paraguay — 0.1%
Republic of Paraguay
4.95%, 04/28/31
(b)
................ 200 193,225
5.60%, 03/13/48
(e)
................ 398 347,703
5.40%, 03/30/50
(b)
................ 455 387,688
928,616
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 665 575,765
1.86%, 12/01/32 ................. 626 483,898
1,059,663
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 219 222,326
4.25%, 02/14/43
(e)
................ EUR 295 314,049
5.50%, 04/04/53 ................. USD 335 347,835
884,210
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 428 422,329
2.88%, 03/11/29
(e)
................ EUR 450 425,754
2.50%, 02/08/30
(e)
................ 473 419,988
2.12%, 07/16/31
(e)
................ 590 480,196
1,748,267
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(b)
................ USD 371 377,562
4.50%, 04/17/30
(e)
................ 515 519,603
2.25%, 02/02/33
(e)
................ 394 327,586
5.00%, 01/18/53
(b)
................ 489 463,114
1,687,865
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(e)
.... 272 213,486
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 370 331,913
5.88%, 04/20/32 ................. 360 326,767
5.00%, 10/12/46 ................. 602 409,285
1,067,965
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(e)(l)
6.85%, 03/14/24 ................. 507 167,564
5.75%, 04/18/24 ................. 370 122,747
6.35%, 06/28/24 ................. 265 87,583
377,894
Ukraine — 0.0%
Ukraine Government Bond
(c)(l)
7.75%, 09/01/25
(e)
................ 340 64,664
8.99%, 02/01/26
(e)
................ 658 113,628
7.75%, 09/01/26
(e)
................ 45 7,658
7.75%, 09/01/27
(e)
................ 235 40,582
7.25%, 03/15/35
(b)
................ 526 85,245
311,777
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 USD 474 $ 526,284
Total Foreign Government Obligations — 2.0%
(Cost: $27,145,604) .............................. 24,108,190
Shares
Shares
Investment Companies
(p)
BlackRock Allocation Target Shares - BATS
Series A ....................... 3,000,118 27,691,087
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 1,118,917 10,674,463
iShares Core S&P 500 ETF ............ 56,839 23,739,377
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)
........................ 521,677 39,313,579
Total Investment Companies — 8.6%
(Cost: $105,220,107) ............................. 101,418,506
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.11%,
06/25/35 .................... 42 36,359
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 5.19%, 11/25/46 65 50,061
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.40%,
07/25/46 .................... 140 118,708
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.30%,
04/25/47 .................... 167 145,528
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ........ 29 23,526
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.45%
Floor + 0.45%), 5.47%, 09/25/37
(a)(b)
.... 266 242,221
COLT Mortgage Loan Trust
(b)
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
354 346,963
Series 2022-9, Class A1, 6.79%, 12/25/67
(i)
1,111 1,124,739
CSMC Trust, Series 2022-ATH2, Class A1,
4.55%, 05/25/67
(a)(b)
............... 131 128,133
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 179 145,003
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 1,307 1,263,821
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. LIBOR USD at 0.50% Floor and
11.00% Cap + 0.50%), 5.52%, 10/25/35
(a)
158 136,335
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 1,213 1,165,896
Mill City Mortgage Loan Trust
(b)(i)
Series 2023-NQM1,  6.05%, 10/25/67 ... 150 150,195
Series 2023-NQM2,  6.24%, 12/25/67 ... 249 249,744
OBX Trust
(b)(i)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 492 485,903
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 283 282,917

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... USD 1,726 $ 1,737,548
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 1,348 1,331,334
Reperforming Loan REMIC Trust, Series
2005-R2, Class 1AF1, (1-mo. LIBOR USD
at 0.34% Floor and 9.50% Cap + 0.34%),
5.36%, 06/25/35
(a)(b)
............... 35 32,376
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(i)
........ 1,437 1,419,906
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(i)
.... 1,569 1,512,372
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.40%, 07/25/46
(a)
.......... 70 48,016
Verus Securitization Trust
(b)(i)
Series 2022-3, Class A1, 4.13%, 02/25/67 925 872,533
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 1,427 1,438,397
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 6.50%, 05/25/36
(i)
......... 329 295,680
14,784,214
Commercial Mortgage-Backed Securities — 3.0%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. LIBOR USD at 2.12%
Floor + 2.12%), 6.84%, 09/15/34
(a)(b)
.... 485 425,906
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.10% Floor
+ 2.10%), 7.17%, 04/15/35
(a)(b)
........ 540 510,455
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.65%,
09/15/34
(a)(b)
.................... 1,058 1,026,390
Bayview Commercial Asset Trust, Series 2007-
2A, Class A1, (1-mo. LIBOR USD at 0.27%
Floor + 0.27%), 5.29%, 07/25/37
(a)(b)
.... 134 118,180
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (1-mo. LIBOR
USD at 2.50% Floor + 2.63%), 7.57%,
08/15/36 .................... 200 197,979
Series 2017-DELC, Class F, (1-mo. LIBOR
USD at 3.50% Floor + 3.63%), 8.57%,
08/15/36 .................... 130 126,738
Series 2018-CHRS, Class E, 4.41%,
08/05/38 .................... 200 134,915
Benchmark Mortgage Trust, Series 2018-B5,
Class D, 3.26%, 07/15/51
(a)(b)
......... 550 364,757
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
LIBOR USD at 3.70% Floor + 3.70%),
8.65%, 10/15/35
(a)(b)
............... 946 620,792
BPR Trust, Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor + 3.60%),
8.55%, 09/15/38
(a)(b)
............... 325 297,937
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.41% Floor + 2.41%), 7.30%,
10/15/36 .................... 1,063 1,028,801
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.76% Floor + 2.76%), 7.65%,
10/15/36 .................... 1,321 1,271,125
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 1.02% Floor + 1.02%),
5.91%, 02/15/33 ............... 973 943,130
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.15%, 02/15/33 ............... USD 571 $ 558,120
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.36% Floor + 4.36%),
9.25%, 02/15/33 ............... 460 448,592
Series 2021-SOAR, Class G, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.75%,
06/15/38 .................... 697 647,501
Series 2021-VINO, Class F, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.75%,
05/15/38 .................... 1,114 1,033,075
Series 2021-XL2, Class F, (1-mo. LIBOR
USD at 2.24% Floor + 2.24%), 7.19%,
10/15/38 .................... 945 888,464
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.78%, 06/15/27 ............... 480 471,577
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. LIBOR
USD at 3.14% Floor + 3.14%), 8.09%,
10/15/36 .................... 555 506,943
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.80%, 02/15/36 ............... 580 558,664
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.80%, 02/15/36 ............... 262 251,575
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.00%, 02/15/36 ............... 133 120,816
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.00%, 02/15/36 ............... 500 453,128
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.36% Floor + 2.36%),
7.25%, 01/15/34 ............... 307 292,389
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.00%, 01/15/34 ............... 479 449,167
Series 2021-VIEW, Class E, (1-mo. LIBOR
USD at 3.60% Floor + 3.60%), 8.55%,
06/15/36 .................... 536 488,122
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.05%, 10/15/39 ............... 2,000 1,994,986
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
8.95%, 10/15/39 ............... 1,200 1,178,946
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.74%, 01/15/39 ............... 740 714,944
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(a)(b)
.................... 281 173,847
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. LIBOR
USD at 4.86% Floor + 4.86%), 9.81%,
10/15/37 .................... 239 213,971
Series 2021-980M, Class E, 3.65%,
07/15/31 .................... 125 91,472
Series 2021-BHAR, Class E, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.45%,
11/15/38 .................... 97 92,357
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.03%, 09/09/24 ............... 2,500 2,494,539

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. LIBOR USD at 2.00% Floor
+ 2.00%), 6.95%, 05/15/35
(a)(b)
........ USD 402 $ 383,861
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.65%, 10/10/34
(a)(b)
......... 220 181,352
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. LIBOR USD at 3.12%
Floor + 3.12%), 8.06%, 11/15/38
(a)(b)
.... 860 786,486
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.20%,
07/15/38 .................... 693 665,324
Series 2021-ESH, Class E, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.80%,
07/15/38 .................... 508 482,196
Series 2021-ESH, Class F, (1-mo. LIBOR
USD at 3.70% Floor + 3.70%), 8.65%,
07/15/38 .................... 221 207,499
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class F, (1-mo. LIBOR
USD at 3.44% Floor + 3.44%), 8.38%,
11/15/36 .................... 183 169,147
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.58%, 11/15/27 ............... 720 715,045
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.30%,
10/15/36 .................... 174 157,688
Series 2021-LULU, Class F, (1-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.35%,
10/15/36 .................... 157 140,773
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.13%, 10/15/39
(a)(b)
1,340 1,324,490
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.43%,
04/15/37 .................... 766 656,305
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.07%, 09/15/39 ............... 680 678,292
Series 2022-OPO, Class D, 3.56%, 01/05/39 250 182,724
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.46% Floor +
2.46%), 7.35%, 03/15/38
(a)(b)
......... 605 568,105
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(a)(b)
............. 151 125,377
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. LIBOR
USD at 4.00% Floor + 4.00%), 8.95%,
11/15/38 .................... 997 931,199
Series 2021-MDLN, Class G, (1-mo. LIBOR
USD at 5.25% Floor + 5.25%), 10.20%,
11/15/38 .................... 1,229 1,129,464
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.11%, 12/15/34
(a)(b)
............... 287 264,549
MHP Commercial Mortgage Trust, Series
2021-STOR, Class J, (1-mo. LIBOR USD at
3.95% Floor + 3.95%), 8.90%, 07/15/38
(a)(b)
138 128,669
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 250 156,439
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-H3, Class C, 5.02%, 07/15/51
(a)
USD 320 $ 270,660
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
......................... 238 161,549
Series 2018-SUN, Class F, (1-mo. LIBOR
USD at 2.55% Floor + 2.55%), 7.50%,
07/15/35
(a)(b)
.................. 340 326,331
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.17%, 03/15/39
(a)(b)
317 297,827
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. LIBOR USD at
4.35% Floor + 4.35%), 9.30%, 07/15/38
(a)(b)
100 91,767
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM,  (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.08%, 05/15/37
(a)
(b)
........................... 750 723,675
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 5.11%,
01/15/59
(a)
................... 250 230,670
Series 2018-C45, Class C, 4.73%, 06/15/51 110 94,037
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.68%,
11/15/27
(a)(b)
.................... 2,113 2,107,690
35,529,490
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39 ...................... 61,975 190,022
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.45%,
10/15/48 ...................... 4,650 132,533
322,555
Total Non-Agency Mortgage-Backed Securities — 4.3%
(Cost: $52,297,189) .............................. 50,636,259
Preferred Securities
Capital Trusts — 1.8%
Banks — 0.2%
(a)(g)
PNC Financial Services Group, Inc. (The),
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ........................ 1,750 1,338,881
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 1,205 927,850
2,266,731
Capital Markets — 0.3%
(a)(g)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 1,575 1,390,898
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 1,575 1,321,063
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 1,730 1,329,937
4,041,898

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Consumer Finance — 0.6%
(a)(g)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... USD 2,800 $ 2,065,000
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................. 2,115 1,776,979
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 1,250 922,048
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 1,500 1,140,000
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 786 686,768
6,590,795
Electric Utilities — 0.2%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(g)
......... 2,375 2,114,997
Financial Services — 0.1%
Voya Financial, Inc., Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.36%), 6.13%
(a)(g)
......... 1,218 1,173,153
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(g)
..................... 121 108,516
Insurance — 0.1%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(g)
................ 1,862 1,731,660
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(g)
......... 790 663,600
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(g)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 98 86,730
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 3,425 2,885,562
2,972,292
Total Capital Trusts — 1.8%
(Cost: $26,091,861) .............................. 21,663,642
Shares
Shares
Preferred Stocks — 0.4%
Banks — 0.0%
Banco Bradesco SA (Preference) ........ 250,094 690,945
Consumer Finance — 0.1%
SLM Corp. (Preference), Series B, 6.57%
(a)(g)
11,500 707,825
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Preference) ....... 9,800 46,467
Security
Shares
Shares Value
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) . 75,167 $ 3,142,348
Total Preferred Stocks — 0.4%
(Cost: $4,044,717) .............................. 4,587,585
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 6.55%, 12/21/65
(a)(b)
.. 896,000 577,920
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 6.80%, 12/21/65
(a)(b)
. 397,000 257,554
Total Trust Preferreds — 0.1%
(Cost: $1,257,797) .............................. 835,474
Total Preferred Securities — 2.3%
(Cost: $31,394,375) .............................. 27,086,701
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K80, Class B, 4.38%, 08/25/50 USD 125 119,256
Series 2018-K732, Class B,
4.19%, 05/25/25 ............... 200 193,906
Series 2018-W5FX, Class CFX,
3.79%, 04/25/28 ............... 334 280,020
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $645,485) ................................ 593,182
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(c)
(d)
........................... 602 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
11/03/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 119 1,133
Total Warrants — 0.0%
(Cost: $—) .................................... 1,133
Total Long-Term Investments — 95.8%
(Cost: $1,166,062,590) ........................... 1,133,267,547

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.1%
(p)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.72% ................... 80,963,106 $ 80,963,106
SL Liquidity Series, LLC, Money Market Series,
5.02%
(s)
....................... 26,414,615 26,417,257
Total Short-Term Securities — 9.1%
(Cost: $107,378,305) ............................. 107,380,363
Security
Shares
Shares Value
Short-Term Securities (continued)
Total Options Purchased — 0.0%
(Cost: $595,650) ................................ $ 510,073
Total Investments Before Options Written — 104.9%
(Cost: $1,274,036,545 ) ........................... 1,241,157,983
Total Options Written — (0.0)%
(Premium Received — $(297,825)) ................... (254,522)
Total Investments Net of Options Written — 104.9%
(Cost: $1,273,738,720 ) ........................... 1,240,903,461
Liabilities in Excess of Other Assets — (4.9)% ............ (58,148,693)
Net Assets — 100.0% ..............................
$ 1,182,754,768
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Rounds to less than 1,000.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 160,830,175 $ — $ (79,867,069)
(a)
$ — $ — $ 80,963,106 80,963,106 $ 1,648,157 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 59,147,307 — (32,717,421)
(a)
(14,653) 2,024 26,417,257 26,414,615 337,939
(b)
—
BlackRock Allocation Target
Shares - BATS Series A .... 28,171,107 — — — (480,020) 27,691,087 3,000,118 1,103,695 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 13,157,456 576,489 (3,200,000) (128,653) 269,171 10,674,463 1,118,917 570,906 —
iShares Core Dividend Growth
ETF
(c)
................ — 24,142,451 (23,826,516) (315,935) — — — — —
iShares Core S&P 500 ETF .... — 35,406,817 (11,819,624) 37,204 114,980 23,739,377 56,839 51,981 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 57,257,755 17,343,780 (32,588,910) (5,529,815) 2,830,769 39,313,579 521,677 1,446,222 —
$ (5,951,852) $ 2,736,924 $ 208,798,869 $ 5,158,900 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 13 06/16/23 $ 640 $ (12,017)
S&P 500 E-Mini Index ....................................................... 427 06/16/23 89,424 1,346,509
U.S. Treasury 10 Year Note ................................................... 180 06/21/23 20,782 637,858
U.S. Treasury 10 Year Ultra Note ............................................... 49 06/21/23 5,964 210,072
U.S. Treasury Ultra Bond ..................................................... 55 06/21/23 7,786 301,861
U.S. Treasury 5 Year Note .................................................... 1,242 06/30/23 136,562 1,903,791
4,388,074
Short Contracts
GBP Currency ............................................................ 428 06/16/23 33,649 (1,869,635)
JPY Currency ............................................................ 56 06/16/23 5,176 21,133
U.S. Treasury 10 Year Note ................................................... 13 06/21/23 1,501 (45,717)
U.S. Treasury 5 Year Note .................................................... 25 06/30/23 2,749 11,061
(1,883,158)
$ 2,504,916
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 1,000 USD 737 Natwest Markets plc 07/14/23 $ 2
CHF 14,000 USD 15,762 Natwest Markets plc 07/14/23 33
EUR 101,000 USD 111,341 Natwest Markets plc 07/14/23 416
EUR 48,000 USD 52,902 Standard Chartered Bank 07/14/23 210
USD 145,106 AED 533,000 Natwest Markets plc 07/14/23 4
USD 69,936 AUD 103,000 Natwest Markets plc 07/14/23 1,564
USD 220,410 CHF 194,000 Natwest Markets plc 07/14/23 1,543
USD 19,969 EUR 18,000 Natwest Markets plc 07/14/23 51
USD 2,047 HKD 16,000 Standard Chartered Bank 07/14/23 2
3,825
USD 1,280,207 EUR 1,203,194 HSBC Bank plc 06/14/23 (49,013)
USD 318,978 EUR 294,138 Morgan Stanley & Co. International plc 06/14/23 (5,970)
AUD 62,000 USD 41,944 Natwest Markets plc 07/14/23 (788)
CAD 689,000 USD 515,923 Natwest Markets plc 07/14/23 (6,618)
CHF 50,000 USD 56,584 Natwest Markets plc 07/14/23 (174)
EUR 527,000 USD 585,282 Standard Chartered Bank 07/14/23 (2,154)
JPY 35,706,000 USD 273,570 Standard Chartered Bank 07/14/23 (8,497)
KRW 95,040,000 USD 72,274 Standard Chartered Bank 07/14/23 (914)
SGD 28,000 USD 21,256 Natwest Markets plc 07/14/23 (213)
USD 81,718 EUR 74,000 Natwest Markets plc 07/14/23 (164)
USD 375,059 GBP 299,000 Standard Chartered Bank 07/14/23 (1,260)
NZD 816,000 USD 513,217 Natwest Markets plc 07/17/23 (8,794)
(84,559)
$ (80,734)
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Nasdaq-100 Index ........ Citibank NA 1,805 07/21/23 USD 12,725.00 USD 23,909 $ 510,073

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Nasdaq-100 Index ........... Citibank NA 1,805 07/21/23 USD 11,900.00 USD 23,909 $ (254,522)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 1,105,760 $ (8,968)
(c)
$ 1,090,063 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
05/11/23 — 31
(e)
264 0.0
(f)
$ (8,937) $ 1,090,327
(b) (d)
Range: 90-95 basis points 60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $6,729 of net dividends and financing fees.
(e)
Amount includes $(233) of net dividends and financing fees.
(f)
Rounds to less than 0.1%.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 57,773 $ 100,183 9.2%
Saudi Arabia
Saudi Basic Industries Corp. .. 27,333 676,291 62.0
Vietnam
Vietnam Dairy Products JSC .. 104,900 313,589 28.8
Total Reference Entity — Long ............ 1,090,063
Net Value of Reference Entity — HSBC Bank plc $ 1,090,063
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 11, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Russia
X5 Retail Group NV, GDR, Class
S .................. 26,438 $ 264 100.0%
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 264

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 153,216,932 $ — $ 153,216,932
Common Stocks
Aerospace & Defense .................................... 2,335,103 697,705 — 3,032,808
Air Freight & Logistics .................................... 1,387,774 — — 1,387,774
Automobile Components .................................. 909,194 — — 909,194
Automobiles .......................................... 962,785 639,411 — 1,602,196
Banks ............................................... 8,666,061 9,633,989 100 18,300,150
Beverages ........................................... 1,070,734 3,408,956 — 4,479,690
Biotechnology ......................................... 1,830,365 — — 1,830,365
Broadline Retail ........................................ 405,834 2,007,730 — 2,413,564
Capital Markets ........................................ 4,906,016 624,681 — 5,530,697
Chemicals ............................................ 2,055,502 1,876,953 — 3,932,455
Commercial Services & Supplies ............................. 528,476 — — 528,476
Communications Equipment ................................ 1,518,820 615,441 — 2,134,261
Consumer Finance ...................................... 1,963,582 791,596 — 2,755,178
Consumer Staples Distribution & Retail ........................ 3,482,773 — 232 3,483,005
Containers & Packaging .................................. 2,321,408 — — 2,321,408
Diversified REITs ....................................... 1,466,220 1,106,633 — 2,572,853
Diversified Telecommunication Services ........................ 3,672,296 3,217,131 — 6,889,427
Electric Utilities ........................................ 9,594,122 2,027,457 — 11,621,579
Electronic Equipment, Instruments & Components ................. 1,476,997 1,423,959 — 2,900,956
Energy Equipment & Services .............................. 2,043,126 — — 2,043,126
Entertainment ......................................... 1,565,687 — — 1,565,687
Financial Services ...................................... 2,709,038 — — 2,709,038
Food Products ......................................... 3,161,146 1,125,458 — 4,286,604
Gas Utilities ........................................... — 1,720,913 — 1,720,913
Ground Transportation ................................... 1,907,548 160,364 — 2,067,912
Health Care Equipment & Supplies ........................... 6,660,183 2,926,342 — 9,586,525
Health Care Providers & Services ............................ 8,006,852 — — 8,006,852
Health Care REITs ...................................... 10,904,054 — — 10,904,054
Hotels, Restaurants & Leisure .............................. 1,084,684 1,727,604 — 2,812,288
Household Durables ..................................... 2,071,988 2,128,519 — 4,200,507
Household Products ..................................... — 2,670,280 — 2,670,280
Independent Power and Renewable Electricity Producers ............ 143,207 — — 143,207

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 308,401 $ — $ 308,401
Industrial REITs ........................................ 4,767,776 5,549,541 — 10,317,317
Insurance ............................................ 4,869,815 4,098,505 — 8,968,320
Interactive Media & Services ............................... 518,984 199,873 — 718,857
IT Services ........................................... 4,026,804 3,973,411 — 8,000,215
Life Sciences Tools & Services .............................. 246,347 1,526,672 — 1,773,019
Machinery ............................................ 1,660,863 3,630,634 — 5,291,497
Media ............................................... 1,882,224 — — 1,882,224
Metals & Mining ........................................ 713,146 1,468,163 — 2,181,309
Multi-Utilities .......................................... 6,246,174 1,024,918 — 7,271,092
Office REITs .......................................... 4,837,106 1,009,644 — 5,846,750
Oil, Gas & Consumable Fuels ............................... 7,330,373 6,270,636 6 13,601,015
Passenger Airlines ...................................... 716,870 775,889 — 1,492,759
Personal Care Products .................................. 1,012,701 584,727 — 1,597,428
Pharmaceuticals ....................................... 598,986 8,840,315 — 9,439,301
Professional Services .................................... 5,188,785 1,761,714 — 6,950,499
Real Estate Management & Development ....................... — 3,727,697 — 3,727,697
Residential REITs ....................................... 4,991,438 — — 4,991,438
Retail REITs .......................................... 1,876,271 1,429,185 — 3,305,456
Semiconductors & Semiconductor Equipment .................... 541,993 7,205,483 — 7,747,476
Software ............................................. 6,463,263 — — 6,463,263
Specialized REITs ...................................... 13,321,301 — — 13,321,301
Specialty Retail ........................................ 1,117,004 1,222,781 — 2,339,785
Technology Hardware, Storage & Peripherals .................... 2,499,775 1,926,024 — 4,425,799
Textiles, Apparel & Luxury Goods ............................ 186,648 2,865,717 — 3,052,365
Tobacco ............................................. 2,002,620 1,041,132 — 3,043,752
Trading Companies & Distributors ............................ 377,251 1,924,626 — 2,301,877
Transportation Infrastructure ............................... 1,165,611 7,003,388 — 8,168,999
Water Utilities ......................................... 127,940 462,666 — 590,606
Wireless Telecommunication Services ......................... 601,885 1,990,204 — 2,592,089
Corporate Bonds ........................................ — 214,972,600 — 214,972,600
Equity-Linked Notes ...................................... — 204,465,873 — 204,465,873
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,823,674 — 1,823,674
Automobile Components .................................. — 738,839 — 738,839
Automobiles .......................................... — 217,564 — 217,564
Beverages ........................................... — 696,140 — 696,140
Broadline Retail ........................................ — 784,177 211,701 995,878
Building Products ....................................... — 859,960 — 859,960
Capital Markets ........................................ — 1,560,485 — 1,560,485
Chemicals ............................................ — 2,741,917 89,265 2,831,182
Commercial Services & Supplies ............................. — 2,693,166 — 2,693,166
Communications Equipment ................................ — 258,243 — 258,243
Construction & Engineering ................................ — 501,556 — 501,556
Construction Materials .................................... — 627,496 — 627,496
Consumer Staples Distribution & Retail ........................ — 322,078 — 322,078
Containers & Packaging .................................. — 828,481 — 828,481
Distributors ........................................... — 155,984 — 155,984
Diversified Consumer Services .............................. — 1,435,455 141,844 1,577,299
Diversified REITs ....................................... — 105,771 — 105,771
Diversified Telecommunication Services ........................ — 2,559,061 — 2,559,061
Electric Utilities ........................................ — 71,327 — 71,327
Electrical Equipment ..................................... — 229,292 — 229,292
Electronic Equipment, Instruments & Components ................. — 139,701 — 139,701
Energy Equipment & Services .............................. — 335,734 — 335,734
Entertainment ......................................... — 2,636,770 — 2,636,770
Financial Services ...................................... — 2,470,185 — 2,470,185
Food Products ......................................... — 2,110,513 — 2,110,513
Ground Transportation ................................... — 641,695 — 641,695
Health Care Equipment & Supplies ........................... — 1,087,570 — 1,087,570
Health Care Providers & Services ............................ — 1,399,019 — 1,399,019
Health Care Technology .................................. — 1,130,031 — 1,130,031
Hotels, Restaurants & Leisure .............................. — 3,793,468 — 3,793,468
Household Durables ..................................... — 564,909 302,780 867,689
Fair Value Hierarchy as of Period End (continued)

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 301,958 $ — $ 301,958
Independent Power and Renewable Electricity Producers ............ — 272,977 — 272,977
Insurance ............................................ — 2,790,112 — 2,790,112
Interactive Media & Services ............................... — 830,327 — 830,327
IT Services ........................................... — 1,884,340 — 1,884,340
Leisure Products ....................................... — 312,332 — 312,332
Life Sciences Tools & Services .............................. — 1,661,657 — 1,661,657
Machinery ............................................ — 3,040,647 — 3,040,647
Media ............................................... — 2,118,596 240,677 2,359,273
Metals & Mining ........................................ — 477,780 — 477,780
Oil, Gas & Consumable Fuels ............................... — 1,031,110 — 1,031,110
Passenger Airlines ...................................... — 1,607,355 — 1,607,355
Personal Care Products .................................. — 626,621 — 626,621
Pharmaceuticals ....................................... — 1,121,818 306,664 1,428,482
Professional Services .................................... — 2,611,918 267,436 2,879,354
Real Estate Management & Development ....................... — 369,976 — 369,976
Semiconductors & Semiconductor Equipment .................... — 266,116 — 266,116
Software ............................................. — 6,390,412 — 6,390,412
Specialty Retail ........................................ — 1,221,228 — 1,221,228
Technology Hardware, Storage & Peripherals .................... — 49,901 — 49,901
Textiles, Apparel & Luxury Goods ............................ — 192,119 — 192,119
Trading Companies & Distributors ............................ — 843,677 182,151 1,025,828
Transportation Infrastructure ............................... — 220,350 115,152 335,502
Wireless Telecommunication Services ......................... — 431,109 — 431,109
Foreign Agency Obligations ................................. — 5,660,869 — 5,660,869
Foreign Government Obligations .............................. — 24,108,190 — 24,108,190
Investment Companies .................................... 73,727,419 — — 73,727,419
Non-Agency Mortgage-Backed Securities ........................ — 50,636,259 — 50,636,259
Preferred Securities
Banks ............................................... 690,945 2,266,731 — 2,957,676
Capital Markets ........................................ — 4,041,898 — 4,041,898
Commercial Services & Supplies ............................. — 577,920 — 577,920
Consumer Finance ...................................... 707,825 6,848,349 — 7,556,174
Electric Utilities ........................................ — 2,114,997 — 2,114,997
Financial Services ...................................... — 1,173,153 — 1,173,153
Independent Power and Renewable Electricity Producers ............ — 108,516 — 108,516
Insurance ............................................ — 1,731,660 — 1,731,660
Multi-Utilities .......................................... — 663,600 — 663,600
Oil, Gas & Consumable Fuels ............................... 46,467 2,972,292 — 3,018,759
Technology Hardware, Storage & Peripherals .................... — 3,142,348 — 3,142,348
U.S. Government Sponsored Agency Securities .................... — 593,182 — 593,182
Warrants .............................................. 1,133 — — 1,133
Short-Term Securities
Money Market Funds ...................................... 80,963,106 — — 80,963,106
Options Purchased
Equity contracts .......................................... — 510,073 — 510,073
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (892) — (892)
$ 326,838,424 $ 858,352,315 $ 1,858,008 $ 1,187,048,747
Investments Valued at NAV
(b)
..................................... 54,108,344
$ —
$ 1,241,157,091
$ —
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 1,346,509 $ — $ 31 $ 1,346,540
Foreign currency exchange contracts ............................ 21,133 3,825 — 24,958
Interest rate contracts ....................................... 3,064,643 — — 3,064,643
Liabilities
Equity contracts ........................................... (12,017) (263,490) — (275,507)
Foreign currency exchange contracts ............................ (1,869,635) (84,559) — (1,954,194)
Interest rate contracts ....................................... (45,717) — — (45,717)
$ 2,504,916 $ (344,224) $ 31 $ 2,160,723
Fair Value Hierarchy as of Period End (continued)

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2023
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)